UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 -
Class L and Class N

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Strategic Advisers Multi-Manager 2060 Fund. For Strategic Advisers Multi-Manager 2060 Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,013.90	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.06%
Actual		$ 1,000.00	$ 1,013.90	$ .30*
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30*
Class N	.31%
Actual		$ 1,000.00	$ 1,012.70	$ 1.56*
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57*
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,016.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.10%
Actual		$ 1,000.00	$ 1,016.10	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,015.50	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$ 1,000.00	$ 1,018.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.08%
Actual		$ 1,000.00	$ 1,018.00	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Class N	.33%
Actual		$ 1,000.00	$ 1,016.40	$ 1.67*
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67*
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.09%
Actual		$ 1,000.00	$ 1,018.80	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class L	.10%
Actual		$ 1,000.00	$ 1,018.70	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,018.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.09%
Actual		$ 1,000.00	$ 1,019.60	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class L	.09%
Actual		$ 1,000.00	$ 1,019.60	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class N	.34%
Actual		$ 1,000.00	$ 1,018.10	$ 1.72*
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.72*
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,021.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,021.50	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,019.90	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,021.80	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.20	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.20	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,021.70	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.40	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.50	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,021.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,021.40	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.20	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.80	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,021.30	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,021.30	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.70	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$ 1,000.00	$ 1,005.00	$ .16C
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51D
Class L	.09%
Actual		$ 1,000.00	$ 1,005.00	$ .14C
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46D
Class N	.33%
Actual		$ 1,000.00	$ 1,004.00	$ .52C
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.1
Strategic Advisers Core Multi-Manager Fund Class F	5.4	4.9
Strategic Advisers Growth Multi-Manager Fund Class F	4.4	4.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.5	2.4
Strategic Advisers Value Multi-Manager Fund Class F	5.3	4.9
	18.5	17.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.9	1.6
Strategic Advisers International Multi-Manager Fund Class F	4.8	5.6
	6.7	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	3.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	38.9	35.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.7	5.0
	47.0	45.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.3	16.3
Fidelity Short-Term Bond Fund Class F	12.5	13.3
	27.8	29.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.5%
International Equity Funds	6.7%
Bond Funds	47.0%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds**	17.3%
International Equity Funds	7.2%
Bond Funds	45.9%
Short-Term Funds	29.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,395	$ 10,431
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,642	60,068
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,580	49,299
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,184	27,674
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,138	59,837
TOTAL DOMESTIC EQUITY FUNDS (Cost $208,417)		207,309
International Equity Funds - 6.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,000	20,645
Strategic Advisers International Multi-Manager Fund Class F (c)	4,413	54,240
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,571)		74,885
Bond Funds - 47.0%

Fidelity Series Emerging Markets Debt Fund Class F (c)	592	6,061
Fidelity Series Floating Rate High Income Fund Class F (c)	544	5,614
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,353	33,293

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	477	$ 5,264
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	44,035	435,508
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,901	41,194
TOTAL BOND FUNDS (Cost $525,974)		526,934
Short-Term Funds - 27.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	170,939	170,939
Fidelity Short-Term Bond Fund Class F (c)	16,313	139,967
TOTAL SHORT-TERM FUNDS (Cost $311,101)		310,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,120,063)		1,120,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$ 1,119,978
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 31,489	$ 8,063	$ 65	$ 170,939
Fidelity Series Commodity Strategy Fund Class F	9,668	2,102	67	-	10,431
Fidelity Series Emerging Markets Debt Fund Class F	5,720	366	39	168	6,061
Fidelity Series Floating Rate High Income Fund Class F	10,380	306	4,973	210	5,614
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	6,526	174	46	33,293
Fidelity Series Real Estate Income Fund Class F	3,942	1,498	44	121	5,264
Fidelity Short-Term Bond Fund Class F	120,930	26,357	7,122	647	139,967
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	111,523	1,673	4,377	435,508
Strategic Advisers Core Multi-Manager Fund Class F	43,839	19,741	272	209	60,068
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	6,178	88	25	20,645
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	15,096	226	109	49,299
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	1,801	4,723	1,240	41,194
Strategic Advisers International Multi-Manager Fund Class F	50,940	7,028	1,907	437	54,240
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	7,410	136	-	27,674
Strategic Advisers Value Multi-Manager Fund Class F	44,663	16,328	272	196	59,837
Total	$ 905,698	$ 253,749	$ 29,779	$ 7,850	$ 1,120,034
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,120,063) - See accompanying schedule		$ 1,120,034

Liabilities
Transfer agent fees payable	$ 34
Distribution and service plan fees payable	22
Total liabilities		56

Net Assets		$ 1,119,978
Net Assets consist of:
Paid in capital		$ 1,107,545
Undistributed net investment income		1,480
Accumulated undistributed net realized gain (loss) on investments		10,982
Net unrealized appreciation (depreciation) on investments		(29)
Net Assets		$ 1,119,978

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($913,272 ÷ 88,458 shares)		$ 10.32

Class L: Net Asset Value, offering price and redemption price per share ($103,460 ÷ 10,022 shares)		$ 10.32

Class N: Net Asset Value, offering price and redemption price per share ($103,246 ÷ 10,004 shares)		$ 10.32

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,850

Expenses
Transfer agent fees	$ 247
Distribution and service plan fees	129
Independent trustees' compensation	2
Total expenses		378
Net investment income (loss)		7,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(272)
Capital gain distributions from underlying funds	12,724
Total net realized gain (loss)		12,452
Change in net unrealized appreciation (depreciation) on underlying funds		(9,362)
Net gain (loss)		3,090
Net increase (decrease) in net assets resulting from operations		$ 10,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,472	$ 4,064
Net realized gain (loss)	12,452	3,397
Change in net unrealized appreciation (depreciation)	(9,362)	8,586
Net increase (decrease) in net assets resulting from operations	10,562	16,047
Distributions to shareholders from net investment income	(7,206)	(2,967)
Distributions to shareholders from net realized gain	(2,822)	(2,588)
Total distributions	(10,028)	(5,555)
Share transactions - net increase (decrease)	213,794	793,441
Total increase (decrease) in net assets	214,328	803,933

Net Assets
Beginning of period	905,650	101,717
End of period (including undistributed net investment income of $1,480 and undistributed net investment income of $1,214, respectively)	$ 1,119,978	$ 905,650

Financial Highlights - Multi-Manager Income

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.04
Net realized and unrealized gain (loss)	.06	.24	.13
Total from investment operations	.14	.38	.17
Distributions from net investment income	(.08)	(.12)	(.03)
Distributions from net realized gain	(.03)	(.11)	-
Total distributions	(.11)	(.23)	(.03)
Net asset value, end of period	$ 10.32	$ 10.29	$ 10.14
Total ReturnB, C	1.39%	3.79%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.15%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.58% A	1.43%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 913	$ 702	$ 102
Portfolio turnover rate E	6% A	40%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.08	.05
Net realized and unrealized gain (loss)	.06	.15
Total from investment operations	.14	.20
Distributions from net investment income	(.08)	(.04)
Distributions from net realized gain	(.03)	(.06)
Total distributions	(.11)	(.10)
Net asset value, end of period	$ 10.32	$ 10.29
Total ReturnB	1.39%	2.00%
Ratios to Average Net Assets D,F
Expenses before reductions	.06%A	.06%A
Expenses net of fee waivers, if any	.06%A	.06%A
Expenses net of all reductions	.06%A	.06%A
Net investment income (loss)	1.57%A	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 102
Portfolio turnover rate D	6% A	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.07	.04
Net realized and unrealized gain (loss)	.06	.16
Total from investment operations	.13	.20
Distributions from net investment income	(.07)	(.04)
Distributions from net realized gain	(.03)	(.06)
Total distributions	(.10)	(.10)
Net asset value, end of period	$ 10.32	$ 10.29
Total ReturnB	1.27%	1.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.31%A	.32%A
Expenses net of fee waivers, if any	.31%A	.32%A
Expenses net of all reductions	.31%A	.32%A
Net investment income (loss)	1.32%A	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 102
Portfolio turnover rate D	6%A	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	8.6	8.3
Strategic Advisers Growth Multi-Manager Fund Class F	7.2	6.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.3	4.2
Strategic Advisers Value Multi-Manager Fund Class F	8.6	8.5
	29.6	28.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.9	2.7
Strategic Advisers International Multi-Manager Fund Class F	8.2	9.5
	11.1	12.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	2.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.5	29.9
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3	5.4
	41.6	39.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.7	10.6
Fidelity Short-Term Bond Fund Class F	8.0	8.7
	17.7	19.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

Six months ago
Domestic Equity Funds**	28.7%
International Equity Funds	12.2%
Bond Funds	39.8%
Short-Term Funds	19.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	416	$ 3,109
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,160	27,946
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,689	23,258
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,093	13,851
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,929	27,893
TOTAL DOMESTIC EQUITY FUNDS (Cost $95,266)		96,057
International Equity Funds - 11.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	914	9,428
Strategic Advisers International Multi-Manager Fund Class F (c)	2,180	26,792
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,636)		36,220
Bond Funds - 41.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	203	2,076
Fidelity Series Floating Rate High Income Fund Class F (c)	159	1,638
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	720	7,146

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	139	$ 1,535
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,004	108,832
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,323	13,972
TOTAL BOND FUNDS (Cost $135,319)		135,199
Short-Term Funds - 17.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	31,608	31,608
Fidelity Short-Term Bond Fund Class F (c)	3,017	25,882
TOTAL SHORT-TERM FUNDS (Cost $57,518)		57,490
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $323,739)		324,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30)
NET ASSETS - 100%		$ 324,936
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 912	$ 3,248	$ 14	$ 31,608
Fidelity Series Commodity Strategy Fund Class F	2,884	581	3	-	3,109
Fidelity Series Emerging Markets Debt Fund Class F	2,089	61	83	60	2,076
Fidelity Series Floating Rate High Income Fund Class F	3,617	73	2,021	72	1,638
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	13	6	12	7,146
Fidelity Series Real Estate Income Fund Class F	1,468	104	4	40	1,535
Fidelity Short-Term Bond Fund Class F	27,846	596	2,526	144	25,882
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	12,449	80	1,249	108,832
Strategic Advisers Core Multi-Manager Fund Class F	26,591	3,788	609	123	27,946
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	730	23	14	9,428
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	2,336	18	65	23,258
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	531	3,428	465	13,972
Strategic Advisers International Multi-Manager Fund Class F	30,406	561	3,208	261	26,792
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	1,262	10	-	13,851
Strategic Advisers Value Multi-Manager Fund Class F	27,130	2,062	874	114	27,893
Total	$ 319,778	$ 26,059	$ 16,141	$ 2,633	$ 324,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $323,739) - See accompanying schedule		$ 324,966

Liabilities
Transfer agent fees payable	$ 10
Distribution and service plan fees payable	20
Total liabilities		30

Net Assets		$ 324,936
Net Assets consist of:
Paid in capital		$ 314,555
Undistributed net investment income		2,309
Accumulated undistributed net realized gain (loss) on investments		6,845
Net unrealized appreciation (depreciation) on investments		1,227
Net Assets		$ 324,936

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($116,494 ÷ 10,894 shares)		$ 10.69

Class L: Net Asset Value, offering price and redemption price per share ($104,329 ÷ 9,766 shares)		$ 10.68

Class N: Net Asset Value, offering price and redemption price per share ($104,113 ÷ 9,757 shares)		$ 10.67

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,633

Expenses
Transfer agent fees	$ 138
Distribution and service plan fees	130
Independent trustees' compensation	1
Total expenses before reductions	269
Expense reductions	(6)	263
Net investment income (loss)		2,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71)
Capital gain distributions from underlying funds	7,484
Total net realized gain (loss)		7,413
Change in net unrealized appreciation (depreciation) on underlying funds		(4,660)
Net gain (loss)		2,753
Net increase (decrease) in net assets resulting from operations		$ 5,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,370	$ 2,554
Net realized gain (loss)	7,413	4,945
Change in net unrealized appreciation (depreciation)	(4,660)	4,240
Net increase (decrease) in net assets resulting from operations	5,123	11,739
Distributions to shareholders from net investment income	(894)	(2,131)
Distributions to shareholders from net realized gain	(2,944)	(3,179)
Total distributions	(3,838)	(5,310)
Share transactions - net increase (decrease)	3,905	210,650
Total increase (decrease) in net assets	5,190	217,079

Net Assets
Beginning of period	319,746	102,667
End of period (including undistributed net investment income of $2,309 and undistributed net investment income of $833, respectively)	$ 324,936	$ 319,746

Financial Highlights - Multi-Manager 2005

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.05
Net realized and unrealized gain (loss)	.09	.49	.22
Total from investment operations	.17	.63	.27
Distributions from net investment income	(.03)	(.10)	-
Distributions from net realized gain	(.10)	(.15)	-
Total distributions	(.13)	(.25)	-
Net asset value, end of period	$ 10.69	$ 10.65	$ 10.27
Total ReturnB, C	1.61%	6.18%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.15%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.57% A	1.32%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 115	$ 103
Portfolio turnover rate E	10%A	44%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.51
Income from Investment Operations
Net investment income (loss)D	.08	.06
Net realized and unrealized gain (loss)	.09	.22
Total from investment operations	.17	.28
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.13)	(.15)
Net asset value, end of period	$ 10.68	$ 10.64
Total ReturnB, C	1.61%	2.64%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.07%A
Expenses net of fee waivers, if any	.10%A	.07%A
Expenses net of all reductions	.10%A	.07%A
Net investment income (loss)	1.52%A	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 103
Portfolio turnover rate E	10%A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.07	.05
Net realized and unrealized gain (loss)	.09	.21
Total from investment operations	.16	.26
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12) I	(.14) H
Net asset value, end of period	$ 10.67	$ 10.63
Total ReturnB, C	1.55%	2.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%A	.33%A
Expenses net of fee waivers, if any	.35%A	.33%A
Expenses net of all reductions	.35%A	.33%A
Net investment income (loss)	1.27%A	1.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 103
Portfolio turnover rate E	10%A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	10.5	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	8.7	8.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.2	5.1
Strategic Advisers Value Multi-Manager Fund Class F	10.5	10.4
	35.8	35.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.6	3.2
Strategic Advisers International Multi-Manager Fund Class F	10.3	11.6
	13.9	14.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.7	1.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.4	26.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	5.6
	38.2	36.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.7	7.7
Fidelity Short-Term Bond Fund Class F	5.4	6.3
	12.1	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds**	35.0%
International Equity Funds	14.8%
Bond Funds	36.2%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	849	$ 6,350
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,413	70,047
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,231	58,267
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,738	34,690
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,835	69,914
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,640)		239,268
International Equity Funds - 13.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,334	24,084
Strategic Advisers International Multi-Manager Fund Class F (c)	5,588	68,675
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $91,497)		92,759
Bond Funds - 38.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	429	4,392
Fidelity Series Floating Rate High Income Fund Class F (c)	325	3,356
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,167	11,584

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	285	$ 3,146
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	20,560	203,337
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,759	29,132
TOTAL BOND FUNDS (Cost $254,868)		254,947
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	44,481	44,481
Fidelity Short-Term Bond Fund Class F (c)	4,245	36,423
TOTAL SHORT-TERM FUNDS (Cost $80,935)		80,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $665,940)		667,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 667,831
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 14,608	$ 7,394	$ 21	$ 44,481
Fidelity Series Commodity Strategy Fund Class F	4,040	3,018	2	-	6,350
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,276	86	122	4,392
Fidelity Series Floating Rate High Income Fund Class F	5,385	2,068	4,039	141	3,356
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	3,230	641	19	11,584
Fidelity Series Real Estate Income Fund Class F	2,416	1,058	261	85	3,146
Fidelity Short-Term Bond Fund Class F	30,562	11,700	5,789	206	36,423
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	74,408	63	2,199	203,337
Strategic Advisers Core Multi-Manager Fund Class F	49,290	26,469	1,149	311	70,047
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	8,274	6	26	24,084
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	19,968	19	164	58,267
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	10,745	7,876	964	29,132
Strategic Advisers International Multi-Manager Fund Class F	56,034	21,011	6,404	481	68,675
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	11,464	11	-	34,690
Strategic Advisers Value Multi-Manager Fund Class F	50,296	22,284	1,713	289	69,914
Total	$ 482,973	$ 231,581	$ 35,453	$ 5,028	$ 667,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $665,940) - See accompanying schedule		$ 667,878

Liabilities
Transfer agent fees payable	$ 25
Distribution and service plan fees payable	22
Total liabilities		47

Net Assets		$ 667,831
Net Assets consist of:
Paid in capital		$ 644,710
Undistributed net investment income		4,552
Accumulated undistributed net realized gain (loss) on investments		16,631
Net unrealized appreciation (depreciation) on investments		1,938
Net Assets		$ 667,831

Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($458,363 ÷ 41,827 shares)		$ 10.96

Class L: Net Asset Value, offering price and redemption price per share ($104,842 ÷ 9,564 shares)		$ 10.96

Class N: Net Asset Value, offering price and redemption price per share ($104,626 ÷ 9,556 shares)		$ 10.95

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,028

Expenses
Transfer agent fees	$ 191
Distribution and service plan fees	131
Independent trustees' compensation	1
Total expenses		323
Net investment income (loss)		4,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(302)
Capital gain distributions from underlying funds	18,287
Total net realized gain (loss)		17,985
Change in net unrealized appreciation (depreciation) on underlying funds		(10,921)
Net gain (loss)		7,064
Net increase (decrease) in net assets resulting from operations		$ 11,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,705	$ 3,711
Net realized gain (loss)	17,985	7,567
Change in net unrealized appreciation (depreciation)	(10,921)	10,546
Net increase (decrease) in net assets resulting from operations	11,769	21,824
Distributions to shareholders from net investment income	(1,297)	(3,058)
Distributions to shareholders from net realized gain	(4,929)	(4,695)
Total distributions	(6,226)	(7,753)
Share transactions - net increase (decrease)	179,356	365,356
Total increase (decrease) in net assets	184,899	379,427

Net Assets
Beginning of period	482,932	103,505
End of period (including undistributed net investment income of $4,552 and undistributed net investment income of $1,144, respectively)	$ 667,831	$ 482,932

Financial Highlights - Multi-Manager 2010

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.15	.05
Net realized and unrealized gain (loss)	.12	.67	.30
Total from investment operations	.20	.82	.35
Distributions from net investment income	(.02)	(.12)	-
Distributions from net realized gain	(.08)	(.18)	-
Total distributions	(.11) H	(.30)	-
Net asset value, end of period	$ 10.96	$ 10.87	$ 10.35
Total ReturnB, C	1.81%	8.00%	3.50%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.17%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.50%A	1.45%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458	$ 277	$ 104
Portfolio turnover rate E	11% A	24%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.082 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.08	.07
Net realized and unrealized gain (loss)	.11	.25
Total from investment operations	.19	.32
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.08)	(.11)
Total distributions	(.10)	(.18)
Net asset value, end of period	$ 10.96	$ 10.87
Total ReturnB	1.80%	2.97%
Ratios to Average Net Assets D,F
Expenses before reductions	.08%A	.07%A
Expenses net of fee waivers, if any	.08%A	.07%A
Expenses net of all reductions	.08%A	.07%A
Net investment income (loss)	1.47%A	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	11% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.07	.06
Net realized and unrealized gain (loss)	.11	.25
Total from investment operations	.18	.31
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.08)	(.11)
Total distributions	(.10)	(.17) G
Net asset value, end of period	$ 10.95	$ 10.87
Total ReturnB	1.64%	2.95%
Ratios to Average Net Assets D,F
Expenses before reductions	.33%A	.32%A
Expenses net of fee waivers, if any	.33%A	.32%A
Expenses net of all reductions	.33%A	.32%A
Net investment income (loss)	1.22%A	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	11%A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	12.1	11.7
Strategic Advisers Growth Multi-Manager Fund Class F	10.1	9.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	5.9
Strategic Advisers Value Multi-Manager Fund Class F	12.1	12.0
	41.3	40.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.2	3.6
Strategic Advisers International Multi-Manager Fund Class F	12.2	13.3
	16.4	16.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	1.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
Strategic Advisers Core Income Multi-Manager Fund Class F	27.8	23.6
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3	5.7
	35.1	33.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.0	5.3
Fidelity Short-Term Bond Fund Class F	3.2	4.4
	7.2	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.3%
International Equity Funds	16.4%
Bond Funds	35.1%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds**	40.3%
International Equity Funds	16.9%
Bond Funds	33.1%
Short-Term Funds	9.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,055	$ 15,374
Strategic Advisers Core Multi-Manager Fund Class F (c)	14,885	192,615
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,679	160,825
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,504	95,070
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,303	192,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $660,383)		656,240
International Equity Funds - 16.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,480	66,874
Strategic Advisers International Multi-Manager Fund Class F (c)	15,804	194,230
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $261,460)		261,104
Bond Funds - 35.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	959	9,816
Fidelity Series Floating Rate High Income Fund Class F (c)	821	8,479
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,289	22,731

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	679	$ 7,500
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	44,553	440,629
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	6,408	67,673
TOTAL BOND FUNDS (Cost $554,640)		556,828
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	62,977	62,977
Fidelity Short-Term Bond Fund Class F (c)	6,010	51,569
TOTAL SHORT-TERM FUNDS (Cost $114,530)		114,546
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,591,013)		1,588,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 1,588,610
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 29,684	$ 12,599	$ 23	$ 62,977
Fidelity Series Commodity Strategy Fund Class F	8,942	7,908	3	-	15,374
Fidelity Series Emerging Markets Debt Fund Class F	5,747	4,110	4	194	9,816
Fidelity Series Floating Rate High Income Fund Class F	9,555	5,377	6,343	220	8,479
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	10,671	5	23	22,731
Fidelity Series Real Estate Income Fund Class F	4,590	3,687	652	138	7,500
Fidelity Short-Term Bond Fund Class F	37,596	21,541	7,496	224	51,569
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	235,998	81	3,116	440,629
Strategic Advisers Core Multi-Manager Fund Class F	101,196	102,683	1,565	591	192,615
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	35,353	9	53	66,874
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	82,796	35	309	160,825
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	30,414	10,462	1,534	67,673
Strategic Advisers International Multi-Manager Fund Class F	114,605	85,133	538	985	194,230
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	48,461	19	-	95,070
Strategic Advisers Value Multi-Manager Fund Class F	102,936	94,183	1,968	548	192,356
Total	$ 860,634	$ 797,999	$ 41,779	$ 7,958	$ 1,588,718
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,591,013) - See accompanying schedule		$ 1,588,718
Receivable for fund shares sold		1,043
Total assets		1,589,761

Liabilities
Payable for investments purchased	$ 1,047
Transfer agent fees payable	82
Distribution and service plan fees payable	22
Total liabilities		1,151

Net Assets		$ 1,588,610
Net Assets consist of:
Paid in capital		$ 1,550,569
Undistributed net investment income		7,325
Accumulated undistributed net realized gain (loss) on investments		33,011
Net unrealized appreciation (depreciation) on investments		(2,295)
Net Assets		$ 1,588,610

Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($1,378,221 ÷ 124,701 shares)		$ 11.05

Class L: Net Asset Value, offering price and redemption price per share ($105,302 ÷ 9,526 shares)		$ 11.05

Class N: Net Asset Value, offering price and redemption price per share ($105,087 ÷ 9,519 shares)		$ 11.04

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,958

Expenses
Transfer agent fees	$ 474
Distribution and service plan fees	132
Independent trustees' compensation	2
Total expenses		608
Net investment income (loss)		7,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(332)
Capital gain distributions from underlying funds	34,798
Total net realized gain (loss)		34,466
Change in net unrealized appreciation (depreciation) on underlying funds		(27,804)
Net gain (loss)		6,662
Net increase (decrease) in net assets resulting from operations		$ 14,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,350	$ 5,910
Net realized gain (loss)	34,466	11,707
Change in net unrealized appreciation (depreciation)	(27,804)	23,088
Net increase (decrease) in net assets resulting from operations	14,012	40,705
Distributions to shareholders from net investment income	(2,011)	(4,458)
Distributions to shareholders from net realized gain	(8,260)	(5,574)
Total distributions	(10,271)	(10,032)
Share transactions - net increase (decrease)	724,348	726,222
Total increase (decrease) in net assets	728,089	756,895

Net Assets
Beginning of period	860,521	103,626
End of period (including undistributed net investment income of $7,325 and undistributed net investment income of $1,986, respectively)	$ 1,588,610	$ 860,521

Financial Highlights - Multi-Manager 2015

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.05
Net realized and unrealized gain (loss)	.12	.74	.31
Total from investment operations	.20	.89	.36
Distributions from net investment income	(.03)	(.12)	-
Distributions from net realized gain	(.10)	(.16)	-
Total distributions	(.12) H	(.28)	-
Net asset value, end of period	$ 11.05	$ 10.97	$ 10.36
Total ReturnB, C	1.88%	8.68%	3.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%A	.10%	.21%A
Expenses net of fee waivers, if any	.09%A	.10%	.09%A
Expenses net of all reductions	.09%A	.10%	.09%A
Net investment income (loss)	1.45%A	1.44%	1.88%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,378	$ 654	$ 104
Portfolio turnover rate E	8%A	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.099 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.08	.06
Net realized and unrealized gain (loss)	.12	.30
Total from investment operations	.20	.36
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12)	(.16)
Net asset value, end of period	$ 11.05	$ 10.97
Total ReturnB, C	1.87%	3.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.10%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.44%A	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate E	8% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.07	.05
Net realized and unrealized gain (loss)	.13	.30
Total from investment operations	.20	.35
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12)	(.16)
Net asset value, end of period	$ 11.04	$ 10.96
Total ReturnB, C	1.81%	3.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%A	.36%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	1.19%A	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate E	8% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	13.4	13.0
Strategic Advisers Growth Multi-Manager Fund Class F	11.1	10.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.6	6.5
Strategic Advisers Value Multi-Manager Fund Class F	13.4	13.3
	45.5	44.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	3.9
Strategic Advisers International Multi-Manager Fund Class F	13.3	14.6
	17.9	18.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	1.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	24.5	21.3
Strategic Advisers Income Opportunities Fund of Funds Class F	4.1	6.1
	31.1	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.0	3.5
Fidelity Short-Term Bond Fund Class F	2.5	2.8
	5.5	6.3

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds **	45.5%
International Equity Funds	17.9%
Bond Funds	31.1%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds **	44.5%
International Equity Funds	18.5%
Bond Funds	30.7%
Short-Term Funds	6.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,161	$ 23,644
Strategic Advisers Core Multi-Manager Fund Class F (c)	25,395	328,607
Strategic Advisers Growth Multi-Manager Fund Class F (c)	19,827	273,016
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	12,794	162,104
Strategic Advisers Value Multi-Manager Fund Class F (c)	22,687	328,060
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,116,175)		1,115,431
International Equity Funds - 17.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	11,027	113,795
Strategic Advisers International Multi-Manager Fund Class F (c)	26,444	324,997
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $433,769)		438,792
Bond Funds - 31.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,527	15,639
Fidelity Series Floating Rate High Income Fund Class F (c)	1,193	12,321
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,138	21,228

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,047	$ 11,556
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	60,649	599,818
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	9,650	101,902
TOTAL BOND FUNDS (Cost $759,241)		762,464
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	73,792	73,792
Fidelity Short-Term Bond Fund Class F (c)	7,081	60,751
TOTAL SHORT-TERM FUNDS (Cost $134,559)		134,543
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,443,744)		2,451,230
NET OTHER ASSETS (LIABILITIES) - 0.0%		(176)
NET ASSETS - 100%		$ 2,451,054
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 24,819	$ 10,891	$ 29	$ 73,792
Fidelity Series Commodity Strategy Fund Class F	17,801	9,187	706	-	23,644
Fidelity Series Emerging Markets Debt Fund Class F	12,640	4,639	1,592	409	15,639
Fidelity Series Floating Rate High Income Fund Class F	18,901	6,690	13,062	419	12,321
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	6,725	2,245	31	21,228
Fidelity Series Real Estate Income Fund Class F	9,261	4,088	1,573	261	11,556
Fidelity Short-Term Bond Fund Class F	49,117	17,015	5,288	285	60,751
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	241,743	14,657	5,473	599,818
Strategic Advisers Core Multi-Manager Fund Class F	225,296	134,986	11,522	1,254	328,607
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	48,179	2,700	114	113,795
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	105,109	7,182	660	273,016
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	39,891	39,747	3,119	101,902
Strategic Advisers International Multi-Manager Fund Class F	253,767	110,465	28,617	2,178	324,997
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	61,069	4,353	-	162,104
Strategic Advisers Value Multi-Manager Fund Class F	229,540	117,507	13,373	1,163	328,060
Total	$ 1,734,065	$ 932,112	$ 157,508	$ 15,395	$ 2,451,230
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,443,744) - See accompanying schedule		$ 2,451,230
Receivable for fund shares sold		292,016
Total assets		2,743,246

Liabilities
Payable for investments purchased	$ 292,018
Transfer agent fees payable	152
Distribution and service plan fees payable	22
Total liabilities		292,192

Net Assets		$ 2,451,054
Net Assets consist of:
Paid in capital		$ 2,360,589
Undistributed net investment income		14,373
Accumulated undistributed net realized gain (loss) on investments		68,606
Net unrealized appreciation (depreciation) on investments		7,486
Net Assets		$ 2,451,054

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($2,240,043 ÷ 199,672 shares)		$ 11.22

Class L: Net Asset Value, offering price and redemption price per share ($105,614 ÷ 9,419 shares)		$ 11.21

Class N: Net Asset Value, offering price and redemption price per share ($105,397 ÷ 9,411 shares)		$ 11.20

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,395

Expenses
Transfer agent fees	$ 873
Distribution and service plan fees	132
Independent trustees' compensation	4
Total expenses		1,009
Net investment income (loss)		14,386
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,833)
Capital gain distributions from underlying funds	74,248
Total net realized gain (loss)		72,415
Change in net unrealized appreciation (depreciation) on underlying funds		(55,606)
Net gain (loss)		16,809
Net increase (decrease) in net assets resulting from operations		$ 31,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,386	$ 10,946
Net realized gain (loss)	72,415	19,357
Change in net unrealized appreciation (depreciation)	(55,606)	60,340
Net increase (decrease) in net assets resulting from operations	31,195	90,643
Distributions to shareholders from net investment income	(3,599)	(7,922)
Distributions to shareholders from net realized gain	(14,818)	(9,004)
Total distributions	(18,417)	(16,926)
Share transactions - net increase (decrease)	704,378	1,556,213
Total increase (decrease) in net assets	717,156	1,629,930

Net Assets
Beginning of period	1,733,898	103,968
End of period (including undistributed net investment income of $14,373 and undistributed net investment income of $3,586, respectively)	$ 2,451,054	$ 1,733,898

Financial Highlights - Multi-Manager 2020

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.06
Net realized and unrealized gain (loss)	.14	.83	.34
Total from investment operations	.22	.98	.40
Distributions from net investment income	(.02)	(.12)	-
Distributions from net realized gain	(.09)	(.14)	-
Total distributions	(.12) H	(.26)	-
Net asset value, end of period	$ 11.22	$ 11.12	$ 10.40
Total Return B, C	1.96%	9.50%	4.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.09%A	.10%	.21% A
Expenses net of fee waivers, if any	.09%A	.10%	.09% A
Expenses net of all reductions	.09%A	.10%	.09% A
Net investment income (loss)	1.45% A	1.41%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,240	$ 1,527	$ 104
Portfolio turnover rate E	16% A	51%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.093 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.08	.06
Net realized and unrealized gain (loss)	.14	.32
Total from investment operations	.22	.38
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	(.09)	(.09)
Total distributions	(.12) H	(.16) G
Net asset value, end of period	$ 11.21	$ 11.11
Total Return B	1.96%	3.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.09% A	.09% A
Expenses net of fee waivers, if any	.09% A	.09% A
Expenses net of all reductions	.09% A	.09% A
Net investment income (loss)	1.45% A	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rate D	16% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.07	.05
Net realized and unrealized gain (loss)	.13	.33
Total from investment operations	.20	.38
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	(.09)	(.09)
Total distributions	(.11)	(.16) G
Net asset value, end of period	$ 11.20	$ 11.11
Total Return B	1.81%	3.53%
Ratios to Average Net Assets D, F
Expenses before reductions	.34% A	.35% A
Expenses net of fee waivers, if any	.34% A	.35% A
Expenses net of all reductions	.34% A	.35% A
Net investment income (loss)	1.20% A	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	16% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	15.5	15.2
Strategic Advisers Growth Multi-Manager Fund Class F	12.9	12.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	7.6
Strategic Advisers Value Multi-Manager Fund Class F	15.5	15.4
	52.4	51.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.7
Strategic Advisers International Multi-Manager Fund Class F	15.6	17.2
	21.1	21.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	18.6	17.2
Strategic Advisers Income Opportunities Fund of Funds Class F	4.7	6.3
	25.5	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.2
Fidelity Short-Term Bond Fund Class F	0.4	0.2
	1.0	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.4%
International Equity Funds	21.1%
Bond Funds	25.5%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds**	51.6%
International Equity Funds	21.9%
Bond Funds	26.1%
Short-Term Funds	0.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	687	$ 5,137
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,796	87,939
Strategic Advisers Growth Multi-Manager Fund Class F (c)	5,328	73,363
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,409	43,194
Strategic Advisers Value Multi-Manager Fund Class F (c)	6,073	87,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $290,753)		297,448
International Equity Funds - 21.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,017	31,135
Strategic Advisers International Multi-Manager Fund Class F (c)	7,222	88,758
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,130)		119,893
Bond Funds - 25.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	366	3,748
Fidelity Series Floating Rate High Income Fund Class F (c)	277	2,859
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	287	2,849

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	241	$ 2,661
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,708	105,904
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,549	26,914
TOTAL BOND FUNDS (Cost $143,388)		144,935
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	3,650	3,650
Fidelity Short-Term Bond Fund Class F (c)	234	2,007
TOTAL SHORT-TERM FUNDS (Cost $5,659)		5,657
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $556,930)		567,933
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 567,868
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 2,670	$ 399	$ -	$ 3,650
Fidelity Series Commodity Strategy Fund Class F	5,289	1,400	928	-	5,137
Fidelity Series Emerging Markets Debt Fund Class F	3,939	630	841	114	3,748
Fidelity Series Floating Rate High Income Fund Class F	5,031	779	2,903	103	2,859
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	461	550	5	2,849
Fidelity Series Real Estate Income Fund Class F	2,731	554	572	72	2,661
Fidelity Short-Term Bond Fund Class F	1,131	1,204	324	7	2,007
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	24,645	14,657	1,276	105,904
Strategic Advisers Core Multi-Manager Fund Class F	84,280	24,856	15,420	400	87,939
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	8,440	4,118	44	31,135
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	18,602	11,604	211	73,363
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	5,550	12,747	923	26,914
Strategic Advisers International Multi-Manager Fund Class F	95,100	16,032	19,546	817	88,758
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	10,220	6,701	-	43,194
Strategic Advisers Value Multi-Manager Fund Class F	85,720	19,011	15,672	372	87,815
Total	$ 555,095	$ 135,054	$ 106,982	$ 4,344	$ 567,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $556,930) - See accompanying schedule		$ 567,933
Receivable for fund shares sold		1,795
Receivable from investment adviser for expense reductions		12
Total assets		569,740

Liabilities
Payable for investments purchased	$ 1,799
Transfer agent fees payable	51
Distribution and service plan fees payable	22
Total liabilities		1,872

Net Assets		$ 567,868
Net Assets consist of:
Paid in capital		$ 531,133
Undistributed net investment income		3,847
Accumulated undistributed net realized gain (loss) on investments		21,885
Net unrealized appreciation (depreciation) on investments		11,003
Net Assets		$ 567,868

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($355,693 ÷ 31,183 shares)		$ 11.41

Class L: Net Asset Value, offering price and redemption price per share ($106,195 ÷ 9,307 shares)		$ 11.41

Class N: Net Asset Value, offering price and redemption price per share ($105,980 ÷ 9,300 shares)		$ 11.40

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,344

Expenses
Transfer agent fees	$ 347
Distribution and service plan fees	133
Independent trustees' compensation	1
Total expenses before reductions	481
Expense reductions	(61)	420
Net investment income (loss)		3,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(232)
Capital gain distributions from underlying funds	24,056
Total net realized gain (loss)		23,824
Change in net unrealized appreciation (depreciation) on underlying funds		(15,002)
Net gain (loss)		8,822
Net increase (decrease) in net assets resulting from operations		$ 12,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,924	$ 4,838
Net realized gain (loss)	23,824	11,893
Change in net unrealized appreciation (depreciation)	(15,002)	22,436
Net increase (decrease) in net assets resulting from operations	12,746	39,167
Distributions to shareholders from net investment income	(1,054)	(4,437)
Distributions to shareholders from net realized gain	(8,794)	(5,663)
Total distributions	(9,848)	(10,100)
Share transactions - net increase (decrease)	9,955	421,178
Total increase (decrease) in net assets	12,853	450,245

Net Assets
Beginning of period	555,015	104,770
End of period (including undistributed net investment income of $3,847 and undistributed net investment income of $977, respectively)	$ 567,868	$ 555,015

Financial Highlights - Multi-Manager 2025

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.06
Net realized and unrealized gain (loss)	.16	1.06	.42
Total from investment operations	.24	1.22	.48
Distributions from net investment income	(.02)	(.15)	-
Distributions from net realized gain	(.18)	(.18)	-
Total distributions	(.20)	(.33)	-
Net asset value, end of period	$ 11.41	$ 11.37	$ 10.48
Total ReturnB, C	2.16%	11.77%	4.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.12%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.09%A
Expenses net of all reductions	.10%A	.10%	.09%A
Net investment income (loss)	1.42%A	1.49%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 347	$ 105
Portfolio turnover rateE	38% A	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	.16	.36
Total from investment operations	.24	.44
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.18)	(.12)
Total distributions	(.20)	(.21)
Net asset value, end of period	$ 11.41	$ 11.37
Total ReturnB, C	2.15%	3.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.11%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.42%A	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	38% A	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.15	.37
Total from investment operations	.22	.44
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.18)	(.12)
Total distributions	(.19)H	(.21)
Net asset value, end of period	$ 11.40	$ 11.37
Total ReturnB, C	1.99%	3.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.37%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	1.17%A	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	38% A	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.178 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	0.9
Strategic Advisers Core Multi-Manager Fund Class F	18.3	17.8
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	14.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.0	8.9
Strategic Advisers Value Multi-Manager Fund Class F	18.3	18.0
	61.9	60.2
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	5.5
Strategic Advisers International Multi-Manager Fund Class F	18.7	20.2
	25.1	25.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	6.3	5.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.7	6.5
	12.8	14.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0*	0.0
	0.2	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	61.9%
International Equity Funds	25.1%
Bond Funds	12.8%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds**	60.2%
International Equity Funds	25.7%
Bond Funds	14.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,702	$ 12,732
Strategic Advisers Core Multi-Manager Fund Class F (c)	18,496	239,341
Strategic Advisers Growth Multi-Manager Fund Class F (c)	14,500	199,671
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,300	117,826
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,529	239,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $816,011)		808,574
International Equity Funds - 25.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,073	83,317
Strategic Advisers International Multi-Manager Fund Class F (c)	19,947	245,152
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $334,403)		328,469
Bond Funds - 12.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	846	8,668
Fidelity Series Floating Rate High Income Fund Class F (c)	638	6,588
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	185	1,841

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	559	$ 6,176
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	8,333	82,412
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,801	61,254
TOTAL BOND FUNDS (Cost $167,476)		166,939
Short-Term Funds - 0.2%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	2,764	2,764
Fidelity Short-Term Bond Fund Class F (c)	0*	4
TOTAL SHORT-TERM FUNDS (Cost $2,768)		2,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,320,658)		1,306,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110)
NET ASSETS - 100%		$ 1,306,640
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
* Amount represents less than 1
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,764	$ -	$ -	$ 2,764
Fidelity Series Commodity Strategy Fund Class F	9,397	5,351	633	-	12,732
Fidelity Series Emerging Markets Debt Fund Class F	7,062	2,059	426	222	8,668
Fidelity Series Floating Rate High Income Fund Class F	8,542	2,480	4,328	194	6,588
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	681	71	2	1,841
Fidelity Series Real Estate Income Fund Class F	4,802	1,874	344	148	6,176
Fidelity Short-Term Bond Fund Class F	-	4	-	-	4
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	38,413	12,338	859	82,412
Strategic Advisers Core Multi-Manager Fund Class F	179,177	84,969	12,099	864	239,341
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	30,655	3,035	94	83,317
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	67,232	9,074	449	199,671
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	7,422	9,659	1,828	61,254
Strategic Advisers International Multi-Manager Fund Class F	203,704	64,700	14,998	1,748	245,152
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	39,610	5,459	-	117,826
Strategic Advisers Value Multi-Manager Fund Class F	181,985	72,682	12,525	800	239,004
Total	$ 1,010,083	$ 420,896	$ 84,989	$ 7,208	$ 1,306,750
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,320,658) - See accompanying schedule		$ 1,306,750
Receivable for fund shares sold		804
Receivable from investment adviser for expense reductions		17
Total assets		1,307,571

Liabilities
Payable for investments purchased	$ 799
Transfer agent fees payable	109
Distribution and service plan fees payable	23
Total liabilities		931

Net Assets		$ 1,306,640
Net Assets consist of:
Paid in capital		$ 1,265,577
Undistributed net investment income		6,350
Accumulated undistributed net realized gain (loss) on investments		48,621
Net unrealized appreciation (depreciation) on investments		(13,908)
Net Assets		$ 1,306,640

Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($1,093,550 ÷ 94,779 shares)		$ 11.54

Class L: Net Asset Value, offering price and redemption price per share ($106,654 ÷ 9,245 shares)		$ 11.54

Class N: Net Asset Value, offering price and redemption price per share ($106,436 ÷ 9,237 shares)		$ 11.52

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,208

Expenses
Transfer agent fees	$ 634
Distribution and service plan fees	133
Independent trustees' compensation	2
Total expenses before reductions	769
Expense reductions	(70)	699
Net investment income (loss)		6,509
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(910)
Capital gain distributions from underlying funds	51,545
Total net realized gain (loss)		50,635
Change in net unrealized appreciation (depreciation) on underlying funds		(38,329)
Net gain (loss)		12,306
Net increase (decrease) in net assets resulting from operations		$ 18,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,509	$ 7,466
Net realized gain (loss)	50,635	25,614
Change in net unrealized appreciation (depreciation)	(38,329)	20,601
Net increase (decrease) in net assets resulting from operations	18,815	53,681
Distributions to shareholders from net investment income	(1,160)	(6,968)
Distributions to shareholders from net realized gain	(18,806)	(9,481)
Total distributions	(19,966)	(16,449)
Share transactions - net increase (decrease)	297,821	867,755
Total increase (decrease) in net assets	296,670	904,987

Net Assets
Beginning of period	1,009,970	104,983
End of period (including undistributed net investment income of $6,350 and undistributed net investment income of $1,001, respectively)	$ 1,306,640	$ 1,009,970

Financial Highlights - Multi-Manager 2030

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.19	.06
Net realized and unrealized gain (loss)	.18	1.14	.44
Total from investment operations	.25	1.33	.50
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.21)	(.17)	-
Total distributions	(.23)H	(.31)	-
Net asset value, end of period	$ 11.54	$ 11.52	$ 10.50
Total ReturnB, C	2.18%	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%A	.13%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.09%A
Expenses net of all reductions	.10%A	.10%	.09%A
Net investment income (loss)	1.17%A	1.74%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,094	$ 801	$ 105
Portfolio turnover rateE	15% A	63%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.212 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.07	.08
Net realized and unrealized gain (loss)	.19	.40
Total from investment operations	.26	.48
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.23)H	(.19)
Net asset value, end of period	$ 11.54	$ 11.51
Total ReturnB, C	2.26%	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%A	.11%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.17%A	2.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	15% A	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.212 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.41
Total from investment operations	.23	.48
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.22)	(.19)
Net asset value, end of period	$ 11.52	$ 11.51
Total ReturnB, C	2.02%	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%A	.37%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.92%A	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	15% A	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.3
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.9	63.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	19.9	21.0
	26.5	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.0*
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.5	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,135	$ 8,489
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,516	174,900
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,597	145,915
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,856	86,870
Strategic Advisers Value Multi-Manager Fund Class F (c)	12,078	174,653
TOTAL DOMESTIC EQUITY FUNDS (Cost $588,692)		590,827
International Equity Funds - 26.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,736	59,191
Strategic Advisers International Multi-Manager Fund Class F (c)	14,529	178,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,842)		237,752
Bond Funds - 6.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	579	5,933
Fidelity Series Floating Rate High Income Fund Class F (c)	438	4,523

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	377	$ 4,167
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	445	4,405
Strategic Advisers Income Opportunities Fund of FundsClass F (c)	3,714	39,215
TOTAL BOND FUNDS (Cost $58,491)		58,243
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	6,066	6,066
Fidelity Short-Term Bond FundClass F (c)	490	4,204
TOTAL SHORT-TERM FUNDS (Cost $10,275)		10,270
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $895,300)		897,092
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75)
NET ASSETS - 100%		$ 897,017
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,066	$ -	$ -	$ 6,066
Fidelity Series Commodity Strategy Fund Class F	5,897	4,147	587	-	8,489
Fidelity Series Emerging Markets Debt Fund Class F	4,732	1,621	403	156	5,933
Fidelity Series Floating Rate High Income Fund Class F	4,842	1,745	1,998	117	4,523
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	88	-	-
Fidelity Series Real Estate Income Fund Class F	2,845	1,671	244	95	4,167
Fidelity Short-Term Bond Fund Class F	-	4,209	-	-	4,204
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	8,299	12,932	142	4,405
Strategic Advisers Core Multi-Manager Fund Class F	115,849	80,144	10,958	638	174,900
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	26,953	3,016	60	59,191
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	64,834	8,983	331	145,915
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	11,757	12,009	1,181	39,215
Strategic Advisers International Multi-Manager Fund Class F	130,647	63,922	10,065	1,127	178,561
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	37,847	4,781	-	86,870
Strategic Advisers Value Multi-Manager Fund Class F	117,975	70,086	10,549	596	174,653
Total	$ 621,147	$ 383,301	$ 76,613	$ 4,443	$ 897,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $895,300) - See accompanying schedule		$ 897,092
Receivable for fund shares sold		147
Receivable from investment adviser for expense reductions		51
Total assets		897,290

Liabilities
Payable for investments purchased	$ 141
Transfer agent fees payable	109
Distribution and service plan fees payable	23
Total liabilities		273

Net Assets		$ 897,017
Net Assets consist of:
Paid in capital		$ 856,921
Undistributed net investment income		3,870
Accumulated undistributed net realized gain (loss) on investments		34,434
Net unrealized appreciation (depreciation) on investments		1,792
Net Assets		$ 897,017

Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($683,574 ÷ 57,887 shares)		$ 11.81

Class L: Net Asset Value, offering price and redemption price per share ($106,830 ÷ 9,048 shares)		$ 11.81

Class N: Net Asset Value, offering price and redemption price per share ($106,613 ÷ 9,041 shares)		$ 11.79

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,443

Expenses
Transfer agent fees	$ 617
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	752
Expense reductions	(246)	506
Net investment income (loss)		3,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,732)
Capital gain distributions from underlying funds	37,633
Total net realized gain (loss)		34,901
Change in net unrealized appreciation (depreciation) on underlying funds		(28,010)
Net gain (loss)		6,891
Net increase (decrease) in net assets resulting from operations		$ 10,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,937	$ 4,729
Net realized gain (loss)	34,901	16,362
Change in net unrealized appreciation (depreciation)	(28,010)	24,291
Net increase (decrease) in net assets resulting from operations	10,828	45,382
Distributions to shareholders from net investment income	(367)	(4,791)
Distributions to shareholders from net realized gain	(10,573)	(6,986)
Total distributions	(10,940)	(11,777)
Share transactions - net increase (decrease)	276,058	460,863
Total increase (decrease) in net assets	275,946	494,468

Net Assets
Beginning of period	621,071	126,603
End of period (including undistributed net investment income of $3,870 and undistributed net investment income of $300, respectively)	$ 897,017	$ 621,071

Financial Highlights - Multi-Manager 2035

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.05
Net realized and unrealized gain (loss)	.20	1.36	.51
Total from investment operations	.26	1.51	.56
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.19)	(.18)	-
Total distributions	(.20)	(.32)	-
Net asset value, end of period	$ 11.81	$ 11.75	$ 10.56
Total ReturnB, C	2.26%	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.18%A	.17%	.20%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	1.09%A	1.36%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 684	$ 412	$ 127
Portfolio turnover rateE	20% A	32%	1%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.06	.08
Net realized and unrealized gain (loss)	.20	.43
Total from investment operations	.26	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.14)
Total distributions	(.20)	(.23)
Net asset value, end of period	$ 11.81	$ 11.75
Total ReturnB, C	2.26%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.12%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.09%A	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rateE	20%A	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.44
Total from investment operations	.23	.51
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.19)	(.14)
Total distributions	(.19)	(.23)
Net asset value, end of period	$ 11.79	$ 11.75
Total ReturnB, C	2.02%	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.38%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.84%A	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	20%A	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	20.2	21.0
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.6
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	768	$ 5,745
Strategic Advisers Core Multi-Manager Fund Class F (c)	9,168	118,634
Strategic Advisers Growth Multi-Manager Fund Class F (c)	7,187	98,967
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	4,623	58,568
Strategic Advisers Value Multi-Manager Fund Class F (c)	8,193	118,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $397,097)		400,381
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,878	40,019
Strategic Advisers International Multi-Manager Fund Class F (c)	10,014	123,074
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $162,111)		163,093
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	393	4,024
Fidelity Series Floating Rate High Income Fund Class F (c)	297	3,067
Fidelity Series Real Estate Income Fund Class F (c)	251	2,769

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	300	$ 2,970
Strategic Advisers Income Opportunities Fund of FundsClass F (c)	2,562	27,050
TOTAL BOND FUNDS (Cost $39,972)		39,880
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	3,191	3,191
Fidelity Short-Term Bond FundClass F (c)	226	1,938
TOTAL SHORT-TERM FUNDS (Cost $5,132)		5,129
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $604,312)		608,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 608,421
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 3,191	$ -	$ -	$ 3,191
Fidelity Series Commodity Strategy Fund Class F	4,836	2,344	781	-	5,745
Fidelity Series Emerging Markets Debt Fund Class F	3,910	984	874	119	4,024
Fidelity Series Floating Rate High Income Fund Class F	3,528	937	1,356	78	3,067
Fidelity Series Real Estate Income Fund Class F	2,200	951	323	64	2,769
Fidelity Short-Term Bond Fund Class F	-	1,941	-	-	1,938
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	3,140	8,097	103	2,970
Strategic Advisers Core Multi-Manager Fund Class F	96,229	41,467	12,697	449	118,634
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	13,830	3,528	50	40,019
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	33,465	10,621	233	98,967
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	8,522	14,606	915	27,050
Strategic Advisers International Multi-Manager Fund Class F	108,489	33,137	14,670	938	123,074
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	19,672	6,376	-	58,568
Strategic Advisers Value Multi-Manager Fund Class F	98,050	34,667	12,835	420	118,467
Total	$ 515,821	$ 198,248	$ 86,764	$ 3,369	$ 608,483
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $604,312) - See accompanying schedule		$ 608,483
Receivable for fund shares sold		1,304
Receivable from investment adviser for expense reductions		47
Total assets		609,834

Liabilities
Payable for investments purchased	$ 1,306
Transfer agent fees payable	84
Distribution and service plan fees payable	23
Total liabilities		1,413

Net Assets		$ 608,421
Net Assets consist of:
Paid in capital		$ 575,313
Undistributed net investment income		2,852
Accumulated undistributed net realized gain (loss) on investments		26,085
Net unrealized appreciation (depreciation) on investments		4,171
Net Assets		$ 608,421

Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($394,951 ÷ 33,324 shares)		$ 11.85

Class L: Net Asset Value, offering price and redemption price per share ($106,843 ÷ 9,017 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($106,627 ÷ 9,010 shares)		$ 11.83

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,369

Expenses
Transfer agent fees	$ 524
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	659
Expense reductions	(243)	416
Net investment income (loss)		2,953
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	300
Capital gain distributions from underlying funds	26,905
Total net realized gain (loss)		27,205
Change in net unrealized appreciation (depreciation) on underlying funds		(19,121)
Net gain (loss)		8,084
Net increase (decrease) in net assets resulting from operations		$ 11,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,953	$ 3,647
Net realized gain (loss)	27,205	12,102
Change in net unrealized appreciation (depreciation)	(19,121)	18,626
Net increase (decrease) in net assets resulting from operations	11,037	34,375
Distributions to shareholders from net investment income	(513)	(3,813)
Distributions to shareholders from net realized gain	(8,586)	(5,121)
Total distributions	(9,099)	(8,934)
Share transactions - net increase (decrease)	90,730	384,583
Total increase (decrease) in net assets	92,668	410,024

Net Assets
Beginning of period	515,753	105,729
End of period (including undistributed net investment income of $2,852 and undistributed net investment income of $412, respectively)	$ 608,421	$ 515,753

Financial Highlights - Multi-Manager 2040

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15	.06
Net realized and unrealized gain (loss)	.18	1.39	.51
Total from investment operations	.25	1.54	.57
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.19)	(.17)	-
Total distributions	(.20)	(.31)	-
Net asset value, end of period	$ 11.85	$ 11.80	$ 10.57
Total ReturnB, C	2.17%	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.22%A	.21%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	1.10%A	1.32%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 395	$ 307	$ 106
Portfolio turnover rateE	31% A	54%	1%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.44
Total from investment operations	.26	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.13)
Total distributions	(.20)	(.21)H
Net asset value, end of period	$ 11.85	$ 11.79
Total ReturnB, C	2.24%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%A	.12%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.10%A	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rateE	31%A	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.44
Total from investment operations	.23	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.13)
Total distributions	(.19)I	(.21)H
Net asset value, end of period	$ 11.83	$ 11.79
Total ReturnB, C	2.01%	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38%A	.38%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.85%A	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	31%A	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.188 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.1
	65.8	63.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	20.0	21.0
	26.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.9
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.5	9.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	931	$ 6,964
Strategic Advisers Core Multi-Manager Fund Class F (c)	11,048	142,965
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,661	119,268
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	5,570	70,577
Strategic Advisers Value Multi-Manager Fund Class F (c)	9,873	142,764
TOTAL DOMESTIC EQUITY FUNDS (Cost $482,145)		482,538
International Equity Funds - 26.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	4,657	48,062
Strategic Advisers International Multi-Manager Fund Class F (c)	11,963	147,027
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $195,143)		195,089
Bond Funds - 6.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	473	4,846
Fidelity Series Floating Rate High Income Fund Class F (c)	358	3,694
Fidelity Series Real Estate Income Fund Class F (c)	311	3,436

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	367	$ 3,626
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,064	32,361
TOTAL BOND FUNDS (Cost $48,123)		47,963
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	4,609	4,609
Fidelity Short-Term Bond Fund Class F (c)	361	3,094
TOTAL SHORT-TERM FUNDS (Cost $7,706)		7,703
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $733,117)		733,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 733,223
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 4,609	$ -	$ -	$ 4,609
Fidelity Series Commodity Strategy Fund Class F	5,058	3,084	380	-	6,964
Fidelity Series Emerging Markets Debt Fund Class F	4,074	1,281	501	133	4,846
Fidelity Series Floating Rate High Income Fund Class F	2,015	1,875	156	55	3,694
Fidelity Series Real Estate Income Fund Class F	2,112	1,573	155	77	3,436
Fidelity Short-Term Bond Fund Class F	-	3,097	-	-	3,094
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	7,493	14,045	153	3,626
Strategic Advisers Core Multi-Manager Fund Class F	100,708	56,965	6,305	548	142,965
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	19,210	1,895	52	48,062
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	45,838	5,112	285	119,268
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	8,171	9,973	1,014	32,361
Strategic Advisers International Multi-Manager Fund Class F	113,616	45,117	7,023	983	147,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	26,270	3,069	-	70,577
Strategic Advisers Value Multi-Manager Fund Class F	102,817	48,244	6,137	513	142,764
Total	$ 539,671	$ 272,827	$ 54,751	$ 3,813	$ 733,293
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $733,117) - See accompanying schedule		$ 733,293
Receivable for fund shares sold		2,433
Receivable from investment adviser for expense reductions		77
Total assets		735,803

Liabilities
Payable for investments purchased	$ 2,440
Transfer agent fees payable	117
Distribution and service plan fees payable	23
Total liabilities		2,580

Net Assets		$ 733,223
Net Assets consist of:
Paid in capital		$ 699,691
Undistributed net investment income		3,349
Accumulated undistributed net realized gain (loss) on investments		30,007
Net unrealized appreciation (depreciation) on investments		176
Net Assets		$ 733,223

Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($519,777 ÷ 43,686 shares)		$ 11.90

Class L: Net Asset Value, offering price and redemption price per share ($106,832 ÷ 8,981 shares)		$ 11.90

Class N: Net Asset Value, offering price and redemption price per share ($106,614 ÷ 8,975 shares)		$ 11.88

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,813

Expenses
Transfer agent fees	$ 683
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	818
Expense reductions	(364)	454
Net investment income (loss)		3,359
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,401)
Capital gain distributions from underlying funds	32,395
Total net realized gain (loss)		30,994
Change in net unrealized appreciation (depreciation) on underlying funds		(23,054)
Net gain (loss)		7,940
Net increase (decrease) in net assets resulting from operations		$ 11,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,359	$ 3,561
Net realized gain (loss)	30,994	12,818
Change in net unrealized appreciation (depreciation)	(23,054)	18,380
Net increase (decrease) in net assets resulting from operations	11,299	34,759
Distributions to shareholders from net investment income	(353)	(3,718)
Distributions to shareholders from net realized gain	(8,836)	(5,524)
Total distributions	(9,189)	(9,242)
Share transactions - net increase (decrease)	191,516	408,176
Total increase (decrease) in net assets	193,626	433,693

Net Assets
Beginning of period	539,597	105,904
End of period (including undistributed net investment income of $3,349 and undistributed net investment income of $343, respectively)	$ 733,223	$ 539,597

Financial Highlights - Multi-Manager 2045

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15	.06
Net realized and unrealized gain (loss)	.19	1.42	.53
Total from investment operations	.26	1.57	.59
Distributions from net investment income	(.01)	(.15)	-
Distributions from net realized gain	(.18)	(.19)	-
Total distributions	(.19)	(.33) H	-
Net asset value, end of period	$ 11.90	$ 11.83	$ 10.59
Total Return B, C	2.26%	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.26% A	.25%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.10% A	1.34%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 331	$ 106
Portfolio turnover rate E	17% A	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.26	.52
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.18)	(.14)
Total distributions	(.19)	(.23)
Net asset value, end of period	$ 11.90	$ 11.83
Total Return B, C	2.25%	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.13% A	.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.10% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	17% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.20	.45
Total from investment operations	.25	.51
Distributions from net investment income	- H	(.09)
Distributions from net realized gain	(.18)	(.14)
Total distributions	(.19) I	(.23)
Net asset value, end of period	$ 11.88	$ 11.82
Total Return B, C	2.11%	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A	.38% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.84% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	17% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.184 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.6
Strategic Advisers International Multi-Manager Fund Class F	20.2	21.1
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	2.1
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.6	9.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,292	$ 9,663
Strategic Advisers Core Multi-Manager Fund Class F (c)	15,137	195,876
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,842	163,060
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,636	96,743
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,527	195,600
TOTAL DOMESTIC EQUITY FUNDS (Cost $658,530)		660,942
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,388	65,926
Strategic Advisers International Multi-Manager Fund Class F (c)	16,506	202,864
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $266,528)		268,790
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	658	6,736
Fidelity Series Floating Rate High Income Fund Class F (c)	495	5,116
Fidelity Series Real Estate Income Fund Class F (c)	430	4,749

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	515	$ 5,092
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,199	44,340
TOTAL BOND FUNDS (Cost $66,044)		66,033
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	5,255	5,255
Fidelity Short-Term Bond Fund Class F (c)	371	3,185
TOTAL SHORT-TERM FUNDS (Cost $8,443)		8,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $999,545)		1,004,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 1,004,116
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 5,255	$ -	$ -	$ 5,255
Fidelity Series Commodity Strategy Fund Class F	7,956	2,965	113	-	9,663
Fidelity Series Emerging Markets Debt Fund Class F	6,128	1,240	631	193	6,736
Fidelity Series Floating Rate High Income Fund Class F	1,021	4,140	4	44	5,116
Fidelity Series Real Estate Income Fund Class F	2,926	1,999	50	104	4,749
Fidelity Short-Term Bond Fund Class F	-	3,188	-	-	3,185
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	8,236	20,767	234	5,092
Strategic Advisers Core Multi-Manager Fund Class F	153,017	56,545	1,977	786	195,876
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	19,293	212	79	65,926
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	44,738	1,648	407	163,060
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	6,433	14,121	1,461	44,340
Strategic Advisers International Multi-Manager Fund Class F	172,562	39,234	2,441	1,491	202,864
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	25,398	989	-	96,743
Strategic Advisers Value Multi-Manager Fund Class F	156,224	44,149	1,977	736	195,600
Total	$ 819,804	$ 262,813	$ 44,930	$ 5,535	$ 1,004,205
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $999,545) - See accompanying schedule		$ 1,004,205
Receivable for fund shares sold		1,074
Receivable from investment adviser for expense reductions		76
Total assets		1,005,355

Liabilities
Payable for investments purchased	$ 1,074
Transfer agent fees payable	142
Distribution and service plan fees payable	23
Total liabilities		1,239

Net Assets		$ 1,004,116
Net Assets consist of:
Paid in capital		$ 950,295
Undistributed net investment income		4,837
Accumulated undistributed net realized gain (loss) on investments		44,324
Net unrealized appreciation (depreciation) on investments		4,660
Net Assets		$ 1,004,116

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($790,698 ÷ 66,532 shares)		$ 11.88

Class L: Net Asset Value, offering price and redemption price per share ($106,818 ÷ 8,987 shares)		$ 11.89

Class N: Net Asset Value, offering price and redemption price per share ($106,600 ÷ 8,981 shares)		$ 11.87

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds (including $55,439 earned from affiliated issuers)		$ 5,535

Expenses
Transfer agent fees	$ 814
Distribution and service plan fees	134
Independent trustees' compensation	2
Total expenses before reductions	950
Expense reductions	(358)	592
Net investment income (loss)		4,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(519)
Capital gain distributions from underlying funds	46,685
Total net realized gain (loss)		46,166
Change in net unrealized appreciation (depreciation) on underlying funds		(32,964)
Net gain (loss)		13,202
Net increase (decrease) in net assets resulting from operations		$ 18,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,943	$ 5,937
Net realized gain (loss)	46,166	21,810
Change in net unrealized appreciation (depreciation)	(32,964)	32,693
Net increase (decrease) in net assets resulting from operations	18,145	60,440
Distributions to shareholders from net investment income	(730)	(5,812)
Distributions to shareholders from net realized gain	(14,901)	(9,310)
Total distributions	(15,631)	(15,122)
Share transactions - net increase (decrease)	181,896	668,401
Total increase (decrease) in net assets	184,410	713,719

Net Assets
Beginning of period	819,706	105,987
End of period (including undistributed net investment income of $4,837 and undistributed net investment income of $624, respectively)	$ 1,004,116	$ 819,706

Financial Highlights - Multi-Manager 2050

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.06
Net realized and unrealized gain (loss)	.18	1.43	.54
Total from investment operations	.25	1.59	.60
Distributions from net investment income	(.01)	(.15)	-
Distributions from net realized gain	(.21)	(.19)	-
Total distributions	(.22)	(.34)	-
Net asset value, end of period	$ 11.88	$ 11.85	$ 10.60
Total Return B, C	2.14%	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.10% A	1.38%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 791	$ 611	$ 106
Portfolio turnover rate E	10% A	21%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.26	.52
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.21)	(.15)
Total distributions	(.22)	(.23) H
Net asset value, end of period	$ 11.89	$ 11.85
Total Return B, C	2.22%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A	.11% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.10% A	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	10% A	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.24	.51
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	(.21)	(.15)
Total distributions	(.21)	(.23)
Net asset value, end of period	$ 11.87	$ 11.84
Total Return B, C	2.08%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A	.37% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.86% A	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	10% A	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.5	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.5
Strategic Advisers International Multi-Manager Fund Class F	20.0	21.2
	26.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.0*
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	2.2
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.6	9.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.0	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds**	63.5%
International Equity Funds	26.7%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,052	$ 7,870
Strategic Advisers Core Multi-Manager Fund Class F (c)	12,351	159,818
Strategic Advisers Growth Multi-Manager Fund Class F (c)	9,654	132,932
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,147	77,886
Strategic Advisers Value Multi-Manager Fund Class F (c)	11,018	159,315
TOTAL DOMESTIC EQUITY FUNDS (Cost $541,274)		537,821
International Equity Funds - 26.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,212	53,787
Strategic Advisers International Multi-Manager Fund Class F (c)	13,296	163,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,921)		217,199
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	545	5,577
Fidelity Series Floating Rate High Income Fund Class F (c)	403	4,162
Fidelity Series Real Estate Income Fund Class F (c)	350	3,864

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	420	$ 4,158
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,430	36,219
TOTAL BOND FUNDS (Cost $54,282)		53,980
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	4,910	4,910
Fidelity Short-Term Bond Fund Class F (c)	375	3,220
TOTAL SHORT-TERM FUNDS (Cost $8,134)		8,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $821,611)		817,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 817,065
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 4,910	$ -	$ -	$ 4,910
Fidelity Series Commodity Strategy Fund Class F	6,096	2,762	32	-	7,870
Fidelity Series Emerging Markets Debt Fund Class F	4,157	1,459	19	141	5,577
Fidelity Series Floating Rate High Income Fund Class F	80	4,110	-	23	4,162
Fidelity Series Real Estate Income Fund Class F	1,947	2,043	14	81	3,864
Fidelity Short-Term Bond Fund Class F	-	3,224	-	-	3,220
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	9,954	18,514	188	4,158
Strategic Advisers Core Multi-Manager Fund Class F	105,691	63,563	550	584	159,818
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	22,498	93	53	53,787
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	50,874	458	303	132,932
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	8,795	8,411	1,104	36,219
Strategic Advisers International Multi-Manager Fund Class F	119,926	49,350	630	1,035	163,412
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	28,823	275	-	77,886
Strategic Advisers Value Multi-Manager Fund Class F	107,644	54,512	550	545	159,315
Total	$ 566,302	$ 306,877	$ 29,546	$ 4,057	$ 817,130
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $821,611) - See accompanying schedule		$ 817,130
Receivable for fund shares sold		3,795
Receivable from investment adviser for expense reductions		92
Total assets		821,017

Liabilities
Payable for investments purchased	$ 3,794
Transfer agent fees payable	135
Distribution and service plan fees payable	23
Total liabilities		3,952

Net Assets		$ 817,065
Net Assets consist of:
Paid in capital		$ 784,801
Undistributed net investment income		3,478
Accumulated undistributed net realized gain (loss) on investments		33,267
Net unrealized appreciation (depreciation) on investments		(4,481)
Net Assets		$ 817,065

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($603,657 ÷ 50,327 shares)		$ 11.99

Class L: Net Asset Value, offering price and redemption price per share ($106,813 ÷ 8,905 shares)		$ 11.99

Class N: Net Asset Value, offering price and redemption price per share ($106,595 ÷ 8,898 shares)		$ 11.98

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,057

Expenses
Transfer agent fees	$ 759
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	894
Expense reductions	(414)	480
Net investment income (loss)		3,577
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(87)
Capital gain distributions from underlying funds	34,474
Total net realized gain (loss)		34,387
Change in net unrealized appreciation (depreciation) on underlying funds		(26,416)
Net gain (loss)		7,971
Net increase (decrease) in net assets resulting from operations		$ 11,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,577	$ 3,616
Net realized gain (loss)	34,387	14,658
Change in net unrealized appreciation (depreciation)	(26,416)	16,767
Net increase (decrease) in net assets resulting from operations	11,548	35,041
Distributions to shareholders from net investment income	(505)	(3,743)
Distributions to shareholders from net realized gain	(10,247)	(6,027)
Total distributions	(10,752)	(9,770)
Share transactions - net increase (decrease)	250,037	434,764
Total increase (decrease) in net assets	250,833	460,035

Net Assets
Beginning of period	566,232	106,197
End of period (including undistributed net investment income of $3,478 and undistributed net investment income of $406, respectively)	$ 817,065	$ 566,232

Financial Highlights - Multi-Manager 2055

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.06
Net realized and unrealized gain (loss)	.19	1.50	.56
Total from investment operations	.25	1.65	.62
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.20)	(.18)	-
Total distributions	(.21)	(.32)	-
Net asset value, end of period	$ 11.99	$ 11.95	$ 10.62
Total Return B, C	2.13%	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.26% A	.24%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.07% A	1.34%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 604	$ 357	$ 106
Portfolio turnover rate E	8% A	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.06	.07
Net realized and unrealized gain (loss)	.19	.46
Total from investment operations	.25	.53
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.20)	(.14)
Total distributions	(.21)	(.22)
Net asset value, end of period	$ 11.99	$ 11.95
Total Return B, C	2.13%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.13% A	.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.07% A	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	8% A	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may no be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.24	.51
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	(.20)	(.14)
Total distributions	(.20)	(.21) I
Net asset value, end of period	$ 11.98	$ 11.94
Total Return B, C	2.07%	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A	.38% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.82% A	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	8% A	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.6
Strategic Advisers Growth Multi-Manager Fund Class F	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.5
66.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5
Strategic Advisers International Multi-Manager Fund Class F	20.3
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3
6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4
Fidelity Short-Term Bond Fund Class F	0.3
0.7
Net Other Assets (Liabilities)*	0.0
100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	388	$ 2,903
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,561	59,020
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,576	49,245
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,304	29,194
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,076	58,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $195,921)		199,299
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,891	19,518
Strategic Advisers International Multi-Manager Fund Class F (c)	4,982	61,235
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $82,536)		80,753
Bond Funds - 6.4%

Fidelity Series Emerging Markets Debt Fund Class F (c)	174	1,784
Fidelity Series Floating Rate High Income Fund Class F (c)	147	1,519
Fidelity Series Real Estate Income Fund Class F (c)	129	1,426

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	154	$ 1,524
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,238	13,076
TOTAL BOND FUNDS (Cost $19,646)		19,329
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	1,334	1,334
Fidelity Short-Term Bond Fund Class F (c)	89	761
TOTAL SHORT-TERM FUNDS (Cost $2,095)		2,095
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $300,198)		301,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58)
NET ASSETS - 100%		$ 301,418
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 1,334	$ -	$ -	$ 1,334
Fidelity Series Commodity Strategy Fund Class F	-	3,114	-	-	2,903
Fidelity Series Emerging Markets Debt Fund Class F	-	2,262	440	16	1,784
Fidelity Series Floating Rate High Income Fund Class F	-	1,555	26	8	1,519
Fidelity Series Real Estate Income Fund Class F	-	1,480	-	53	1,426
Fidelity Short-Term Bond Fund Class F	-	761	-	-	761
Strategic Advisers Core Income Multi-Manager Fund Class F	-	8,860	7,354	14	1,524
Strategic Advisers Core Multi-Manager Fund Class F	-	58,029	367	-	59,020
Strategic Advisers Emerging Markets Fund of Funds Class F	-	20,484	32	-	19,518
Strategic Advisers Growth Multi-Manager Fund Class F	-	48,190	146	-	49,245
Strategic Advisers Income Opportunities Fund of Funds Class F	-	15,000	1,712	123	13,076
Strategic Advisers International Multi-Manager Fund Class F	-	62,910	829	-	61,235
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	-	29,582	216	-	29,194
Strategic Advisers Value Multi-Manager Fund Class F	-	58,000	277	-	58,937
Total	$ -	$ 311,561	$ 11,399	$ 214	$ 301,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $300,198) - See accompanying schedule		$ 301,476

Liabilities
Transfer agent fees payable	$ 36
Distribution and service plan fees payable	22
Total liabilities		58

Net Assets		$ 301,418
Net Assets consist of:
Paid in capital		$ 300,000
Undistributed net investment income		130
Accumulated undistributed net realized gain (loss) on investments		10
Net unrealized appreciation (depreciation) on investments		1,278
Net Assets		$ 301,418

Multi-Manager 2060: Net Asset Value, offering price and redemption price per share ($100,485 ÷ 10,000 shares)		$ 10.05

Class L: Net Asset Value, offering price and redemption price per share ($100,486 ÷ 10,000 shares)		$ 10.05

Class N: Net Asset Value, offering price and redemption price per share ($100,447 ÷ 10,000 shares)		$ 10.04

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 214

Expenses
Transfer agent fees	$ 44
Distribution and service plan fees	40
Total expenses		84
Net investment income (loss)		130
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		10
Change in net unrealized appreciation (depreciation) on underlying funds		1,278
Net gain (loss)		1,288
Net increase (decrease) in net assets resulting from operations		$ 1,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130
Net realized gain (loss)	10
Change in net unrealized appreciation (depreciation)	1,278
Net increase (decrease) in net assets resulting from operations	1,418
Share transactions - net increase (decrease)	300,000
Total increase (decrease) in net assets	301,418

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $130)	$ 301,418

Financial Highlights - Multi-Manager 2060

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$ 10.05
Total ReturnB	.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.10%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$ 10.05
Total ReturnB	.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.09%A
Expenses net of fee waivers, if any	.09%A
Expenses net of all reductions	.09%A
Net investment income (loss)	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

Financial Highlights - Class N

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C,H	-
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$ 10.04
Total ReturnB	.40%
Ratios to Average Net Assets D, F
Expenses before reductions	.33%A
Expenses net of fee waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

H Amount represents less than .01 per share

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund except for Strategic Advisers Multi-Manager 2060 Fund commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Strategic Advisers Multi-Manager Income Fund	$ 1,121,445	$ 8,779	$ (10,190)	$ (1,411)
Strategic Advisers Multi-Manager 2005 Fund	323,991	6,022	(5,047)	975
Strategic Advisers Multi-Manager 2010 Fund	666,260	10,723	(9,105)	1,618
Strategic Advisers Multi-Manager 2015 Fund	1,592,357	18,149	(21,788)	(3,639)
Strategic Advisers Multi-Manager 2020 Fund	2,447,454	36,313	(32,537)	3,776
Strategic Advisers Multi-Manager 2025 Fund	559,035	17,418	(8,520)	8,898
Strategic Advisers Multi-Manager 2030 Fund	1,322,659	16,106	(32,015)	(15,909)
Strategic Advisers Multi-Manager 2035 Fund	898,158	19,560	(20,626)	(1,066)
Strategic Advisers Multi-Manager 2040 Fund	605,696	15,172	(12,385)	2,787
Strategic Advisers Multi-Manager 2045 Fund	734,952	15,509	(17,168)	(1,659)
Strategic Advisers Multi-Manager 2050 Fund	1,000,292	23,326	(19,413)	3,913
Strategic Advisers Multi-Manager 2055 Fund	822,064	15,377	(20,311)	(4,934)
Strategic Advisers Multi-Manager 2060 Fund	300,198	3,766	(2,488)	1,278

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to March 31, 2014, and ordinary losses recognized during the period November 1, 2013 to March 31, 2014. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager 2005 Fund	$ (313)
Strategic Advisers Multi-Manager 2010 Fund	(1,003)
Strategic Advisers Multi-Manager 2030 Fund	(579)
Strategic Advisers Multi-Manager 2045 Fund	(240)
Strategic Advisers Multi-Manager 2050 Fund	(1,400)
Strategic Advisers Multi-Manager 2055 Fund	(744)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	253,749	29,779
Strategic Advisers Multi-Manager 2005 Fund	26,059	16,141
Strategic Advisers Multi-Manager 2010 Fund	231,581	35,453
Strategic Advisers Multi-Manager 2015 Fund	797,999	41,779
Strategic Advisers Multi-Manager 2020 Fund	932,112	157,508
Strategic Advisers Multi-Manager 2025 Fund	135,054	106,982
Strategic Advisers Multi-Manager 2030 Fund	420,896	84,989
Strategic Advisers Multi-Manager 2035 Fund	383,301	76,613
Strategic Advisers Multi-Manager 2040 Fund	198,248	86,764
Strategic Advisers Multi-Manager 2045 Fund	272,827	54,751
Strategic Advisers Multi-Manager 2050 Fund	262,813	44,930
Strategic Advisers Multi-Manager 2055 Fund	306,877	29,546
Strategic Advisers Multi-Manager 2060 Fund	311,561	11,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 129	$ 129
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 130	$ 130
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 131	$ 131
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 132	$ 132
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 132	$ 132
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 40	$ 40

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Average Net Assets*
Multi-Manager Income	$ 185.05
Class L	31.06
Class N	31.06
	$ 247
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$ 30.05
Class L	54.10
Class N	54.10
	$ 138

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2010 Fund	Amount	% of Average Net Assets*
Multi-Manager 2010	$ 110.05
Class L	41.08
Class N	40.08
	$ 191
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$ 368.09
Class L	53.10
Class N	53.10
	$ 474
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$ 779.09
Class L	47.09
Class N	47.09
	$ 873
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$ 221.12
Class L	63.12
Class N	63.12
	$ 347
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$ 518.11
Class L	58.11
Class N	58.11
	$ 634
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$ 485.18
Class L	66.12
Class N	66.12
	$ 617
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$ 382.22
Class L	71.13
Class N	71.13
	$ 524
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$ 545.26
Class L	69.13
Class N	69.13
	$ 683
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$ 691.20
Class L	62.12
Class N	61.11
	$ 814
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$ 624.26
Class L	68.13
Class N	67.13
	$ 759
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$ 16.10
Class L	14.09
Class N	14.09
	$ 44

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.10%	$ -
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	43
Class L	.10%	9
Class N	.35%	9
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	60
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	220
Class L	.10%	13
Class N	.35%	13
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	209
Class L	.10%	17
Class N	.35%	17
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	334
Class L	.10%	15
Class N	.35%	15
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	340
Class L	.10%	9
Class N	.35%	9
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	386
Class L	.10%	14
Class N	.35%	14

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 5,722	$ 2,160
Class L	807	433
Class N	677	374
Total	$ 7,206	$ 2,967
From net realized gain
Multi-Manager Income	$ 2,187	$ 1,430
Class L	318	579
Class N	317	579
Total	$ 2,822	$ 2,588

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 344	$ 1,066
Class L	309	542
Class N	241	523
Total	$ 894	$ 2,131
From net realized gain
Multi-Manager 2005	$ 1,054	$ 1,505
Class L	945	837
Class N	945	837
Total	$ 2,944	$ 3,179
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 947	$ 1,809
Class L	208	634
Class N	142	615
Total	$ 1,297	$ 3,058
From net realized gain
Multi-Manager 2010	$ 3,375	$ 2,681
Class L	777	1,007
Class N	777	1,007
Total	$ 4,929	$ 4,695
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 1,615	$ 3,177
Class L	226	650
Class N	170	631
Total	$ 2,011	$ 4,458
From net realized gain
Multi-Manager 2015	$ 6,395	$ 3,958
Class L	933	808
Class N	932	808
Total	$ 8,260	$ 5,574
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 3,236	$ 6,526
Class L	214	707
Class N	149	689
Total	$ 3,599	$ 7,922
From net realized gain
Multi-Manager 2020	$ 13,084	$ 7,406
Class L	867	799
Class N	867	799
Total	$ 14,818	$ 9,004
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 716	$ 2,839
Class L	201	808
Class N	137	790
Total	$ 1,054	$ 4,437
From net realized gain
Multi-Manager 2025	$ 5,539	$ 3,545
Class L	1,628	1,059
Class N	1,627	1,059
Total	$ 8,794	$ 5,663

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 988	$ 5,560
Class L	118	713
Class N	54	695
Total	$ 1,160	$ 6,968
From net realized gain
Multi-Manager 2030	$ 14,964	$ 7,485
Class L	1,921	998
Class N	1,921	998
Total	$ 18,806	$ 9,481
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 296	$ 3,222
Class L	71	793
Class N	-	776
Total	$ 367	$ 4,791
From net realized gain
Multi-Manager 2035	$ 7,141	$ 4,528
Class L	1,716	1,229
Class N	1,716	1,229
Total	$ 10,573	$ 6,986
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 363	$ 2,299
Class L	106	766
Class N	44	748
Total	$ 513	$ 3,813
From net realized gain
Multi-Manager 2040	$ 5,254	$ 2,927
Class L	1,666	1,097
Class N	1,666	1,097
Total	$ 8,586	$ 5,121
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 273	$ 2,227
Class L	71	754
Class N	9	737
Total	$ 353	$ 3,718
From net realized gain
Multi-Manager 2045	$ 5,585	$ 3,098
Class L	1,626	1,213
Class N	1,625	1,213
Total	$ 8,836	$ 5,524
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 598	$ 4,341
Class L	97	744
Class N	35	727
Total	$ 730	$ 5,812
From net realized gain
Multi-Manager 2050	$ 11,249	$ 6,802
Class L	1,826	1,254
Class N	1,826	1,254
Total	$ 14,901	$ 9,310

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 374	$ 2,420
Class L	96	670
Class N	35	653
Total	$ 505	$ 3,743
From net realized gain
Multi-Manager 2055	$ 6,765	$ 3,673
Class L	1,741	1,177
Class N	1,741	1,177
Total	$ 10,247	$ 6,027

A Distributions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	20,060	62,860	$ 209,202	$ 639,651
Reinvestment of distributions	765	353	7,909	3,590
Shares redeemed	(521)	(5,090)	(5,436)	(51,765)
Net increase (decrease)	20,304	58,123	$ 211,675	$ 591,476
Class L
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	109	99	1,125	1,012
Net increase (decrease)	109	9,913	$ 1,125	$ 101,012
Class N
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	96	94	994	953
Net increase (decrease)	96	9,908	$ 994	$ 100,953
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	6	534	$ 67	$ 5,592
Reinvestment of distributions	132	247	1,398	2,571
Shares redeemed	-	(25)	-	(252)
Net increase (decrease)	138	756	$ 1,465	$ 7,911
Class L
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	119	132	1,254	1,379
Net increase (decrease)	119	9,647	$ 1,254	$ 101,379
Class N
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	112	130	1,186	1,360
Net increase (decrease)	112	9,645	$ 1,186	$ 101,360

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	15,940	15,084	$ 173,130	$ 157,795
Reinvestment of distributions	400	422	4,322	4,490
Shares redeemed	-	(19)	-	(192)
Net increase (decrease)	16,340	15,487	$ 177,452	$ 162,093
Class L
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	91	153	985	1,641
Net increase (decrease)	91	9,473	$ 985	$ 101,641
Class N
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	85	151	919	1,622
Net increase (decrease)	85	9,471	$ 919	$ 101,622
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	64,783	55,438	$ 719,087	$ 586,481
Reinvestment of distributions	737	665	8,010	7,135
Shares redeemed	(427)	(6,495)	(5,010)	(70,291)
Net increase (decrease)	65,093	49,608	$ 722,087	$ 523,325
Class L
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	106	135	1,159	1,458
Net increase (decrease)	106	9,420	$ 1,159	$ 101,458
Class N
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	101	133	1,102	1,439
Net increase (decrease)	101	9,418	$ 1,102	$ 101,439
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	66,956	150,586	$ 753,539	$ 1,605,177
Reinvestment of distributions	1,481	1,278	16,320	13,932
Shares redeemed	(6,094)	(24,535)	(67,578)	(265,890)
Net increase (decrease)	62,343	127,329	$ 702,281	$ 1,353,219
Class L
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	98	138	1,081	1,506
Net increase (decrease)	98	9,321	$ 1,081	$ 101,506
Class N
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	92	136	1,016	1,488
Net increase (decrease)	92	9,319	$ 1,016	$ 101,488
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	8,460	37,376	$ 96,234	$ 404,169
Reinvestment of distributions	559	577	6,255	6,384
Shares redeemed	(8,362)	(17,427)	(96,127)	(193,091)
Net increase (decrease)	657	20,526	$ 6,362	$ 217,462
Class L
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	163	167	1,829	1,867
Net increase (decrease)	163	9,144	$ 1,829	$ 101,867
Class N
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	158	165	1,764	1,849
Net increase (decrease)	158	9,142	$ 1,764	$ 101,849

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	29,131	77,385	$ 340,043	$ 864,044
Reinvestment of distributions	1,414	1,158	15,952	13,045
Shares redeemed	(5,344)	(18,965)	(62,188)	(212,738)
Net increase (decrease)	25,201	59,578	$ 293,807	$ 664,351
Class L
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	181	151	2,039	1,711
Net increase (decrease)	181	9,064	$ 2,039	$ 101,711
Class N
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	175	149	1,975	1,693
Net increase (decrease)	175	9,062	$ 1,975	$ 101,693
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	26,645	23,550	$ 318,736	$ 261,958
Reinvestment of distributions	644	677	7,437	7,750
Shares redeemed	(4,461)	(1,152)	(53,618)	(12,872)
Net increase (decrease)	22,828	23,075	$ 272,555	$ 256,836
Class L
Shares sold	-	8,718	$ -	$ 100,000
Reinvestment of distributions	155	175	1,787	2,022
Net increase (decrease)	155	8,893	$ 1,787	$ 102,022
Class N
Shares sold	-	8,719	$ -	$ 100,000
Reinvestment of distributions	149	173	1,716	2,005
Net increase (decrease)	149	8,892	$ 1,716	$ 102,005
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	12,695	22,479	$ 151,762	$ 250,853
Reinvestment of distributions	485	457	5,617	5,226
Shares redeemed	(5,862)	(6,930)	(70,131)	(75,204)
Net increase (decrease)	7,318	16,006	$ 87,248	$ 180,875
Class L
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	153	161	1,772	1,863
Net increase (decrease)	153	8,864	$ 1,772	$ 101,863
Class N
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	148	159	1,710	1,845
Net increase (decrease)	148	8,862	$ 1,710	$ 101,845
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	18,099	20,542	$ 217,071	$ 233,527
Reinvestment of distributions	504	464	5,858	5,325
Shares redeemed	(2,857)	(3,066)	(34,744)	(34,593)
Net increase (decrease)	15,746	17,940	$ 188,185	$ 204,259
Class L
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	146	169	1,697	1,967
Net increase (decrease)	146	8,835	$ 1,697	$ 101,967
Class N
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	141	168	1,634	1,950
Net increase (decrease)	141	8,834	$ 1,634	$ 101,950

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	15,944	41,377	$ 190,384	$ 462,486
Reinvestment of distributions	1,020	963	11,847	11,143
Shares redeemed	(1,984)	(788)	(24,119)	(9,207)
Net increase (decrease)	14,980	41,552	$ 178,112	$ 464,422
Class L
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	165	171	1,923	1,998
Net increase (decrease)	165	8,822	$ 1,923	$ 101,998
Class N
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	160	170	1,861	1,981
Net increase (decrease)	160	8,821	$ 1,861	$ 101,981
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	20,259	19,542	$ 244,748	$ 226,815
Reinvestment of distributions	609	525	7,139	6,093
Shares redeemed	(445)	(163)	(5,463)	(1,821)
Net increase (decrease)	20,423	19,904	$ 246,424	$ 231,087
Class L
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	157	157	1,837	1,847
Net increase (decrease)	157	8,748	$ 1,837	$ 101,847
Class N
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	151	156	1,776	1,830
Net increase (decrease)	151	8,747	$ 1,776	$ 101,830
Strategic Advisers Multi-Manager 2060 FundA
Multi-Manager 2060
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -
Class L
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -
Class N
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -

A For the period August 5, 2014 (commencement of operations) to September 30, 2014.

B Share transactions for Class L and Class N for all funds except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Other - continued

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the total outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	28%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	48%
Strategic Advisers Multi-Manager 2015 Fund	20%
Strategic Advisers Multi-Manager 2025 Fund	58%
Strategic Advisers Multi-Manager 2030 Fund	26%
Strategic Advisers Multi-Manager 2035 Fund	38%
Strategic Advisers Multi-Manager 2040 Fund	55%
Strategic Advisers Multi-Manager 2045 Fund	46%
Strategic Advisers Multi-Manager 2050 Fund	34%
Strategic Advisers Multi-Manager 2055 Fund	41%
Strategic Advisers Multi-Manager 2060 Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Multi-Manager 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the fund's projected total expense ratio, the Board considered that each class of the fund pays transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions. The Board also considered that the projected total expense ratio of Class N of the fund is above median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that Strategic Advisers has contractually agreed to reimburse each class of the fund until May 31, 2016, to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

Based on its review, the Board concluded that the projected total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Strategic Advisers Multi-Manager Target Date Funds (other than Strategic Advisers Multi-Manager 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG % is in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2005 Fund

Strategic Advisers Multi-Manager 2010 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Strategic Advisers Multi-Manager 2020 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2025 Fund

Strategic Advisers Multi-Manager 2030 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Strategic Advisers Multi-Manager 2040 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2045 Fund

Strategic Advisers Multi-Manager 2050 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Strategic Advisers Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below its competitive median for 2013 or the applicable period, respectively, and the total expense ratio of Class N of each fund ranked above its competitive median for the applicable period. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class N was above the competitive median primarily because of higher 12b-1 fees on Class N as compared to most competitor funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board further considered that Strategic Advisers contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class N of each fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

2060

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-L-OLF-N-SANN-1114
1.9584953.100

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Semiannual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014), except for Strategic Advisers Multi-Manager 2060 Fund. For Strategic Advisers Multi-Manager 2060 Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 5, 2014 to September 30, 2014. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,013.90	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.06%
Actual		$ 1,000.00	$ 1,013.90	$ .30*
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30*
Class N	.31%
Actual		$ 1,000.00	$ 1,012.70	$ 1.56*
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57*
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,016.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.10%
Actual		$ 1,000.00	$ 1,016.10	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,015.50	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$ 1,000.00	$ 1,018.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25*
Class L	.08%
Actual		$ 1,000.00	$ 1,018.00	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41*
Class N	.33%
Actual		$ 1,000.00	$ 1,016.40	$ 1.67*
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67*
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.09%
Actual		$ 1,000.00	$ 1,018.80	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class L	.10%
Actual		$ 1,000.00	$ 1,018.70	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,018.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.09%
Actual		$ 1,000.00	$ 1,019.60	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class L	.09%
Actual		$ 1,000.00	$ 1,019.60	$ .46*
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46*
Class N	.34%
Actual		$ 1,000.00	$ 1,018.10	$ 1.72*
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.72*
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,021.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,021.50	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,019.90	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,021.80	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.20	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.20	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,021.70	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.40	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,022.60	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.50	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,021.10	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,021.40	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,022.20	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.80	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,021.30	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class L	.10%
Actual		$ 1,000.00	$ 1,021.30	$ .51*
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51*
Class N	.35%
Actual		$ 1,000.00	$ 1,020.70	$ 1.77*
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78*
	Annualized Expense RatioB	Beginning Account Value	Ending Account Value September 30, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$ 1,000.00	$ 1,005.00	$ .16C
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51D
Class L	.09%
Actual		$ 1,000.00	$ 1,005.00	$ .14C
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46D
Class N	.33%
Actual		$ 1,000.00	$ 1,004.00	$ .52C
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period August 5, 2014 to September 30, 2014).

D Hypothetical expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* Expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.1
Strategic Advisers Core Multi-Manager Fund Class F	5.4	4.9
Strategic Advisers Growth Multi-Manager Fund Class F	4.4	4.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.5	2.4
Strategic Advisers Value Multi-Manager Fund Class F	5.3	4.9
	18.5	17.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.9	1.6
Strategic Advisers International Multi-Manager Fund Class F	4.8	5.6
	6.7	7.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	3.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	38.9	35.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.7	5.0
	47.0	45.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.3	16.3
Fidelity Short-Term Bond Fund Class F	12.5	13.3
	27.8	29.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.5%
International Equity Funds	6.7%
Bond Funds	47.0%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds**	17.3%
International Equity Funds	7.2%
Bond Funds	45.9%
Short-Term Funds	29.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,395	$ 10,431
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,642	60,068
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,580	49,299
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,184	27,674
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,138	59,837
TOTAL DOMESTIC EQUITY FUNDS (Cost $208,417)		207,309
International Equity Funds - 6.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,000	20,645
Strategic Advisers International Multi-Manager Fund Class F (c)	4,413	54,240
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,571)		74,885
Bond Funds - 47.0%

Fidelity Series Emerging Markets Debt Fund Class F (c)	592	6,061
Fidelity Series Floating Rate High Income Fund Class F (c)	544	5,614
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,353	33,293

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	477	$ 5,264
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	44,035	435,508
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,901	41,194
TOTAL BOND FUNDS (Cost $525,974)		526,934
Short-Term Funds - 27.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	170,939	170,939
Fidelity Short-Term Bond Fund Class F (c)	16,313	139,967
TOTAL SHORT-TERM FUNDS (Cost $311,101)		310,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,120,063)		1,120,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$ 1,119,978
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 31,489	$ 8,063	$ 65	$ 170,939
Fidelity Series Commodity Strategy Fund Class F	9,668	2,102	67	-	10,431
Fidelity Series Emerging Markets Debt Fund Class F	5,720	366	39	168	6,061
Fidelity Series Floating Rate High Income Fund Class F	10,380	306	4,973	210	5,614
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	6,526	174	46	33,293
Fidelity Series Real Estate Income Fund Class F	3,942	1,498	44	121	5,264
Fidelity Short-Term Bond Fund Class F	120,930	26,357	7,122	647	139,967
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	111,523	1,673	4,377	435,508
Strategic Advisers Core Multi-Manager Fund Class F	43,839	19,741	272	209	60,068
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	6,178	88	25	20,645
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	15,096	226	109	49,299
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	1,801	4,723	1,240	41,194
Strategic Advisers International Multi-Manager Fund Class F	50,940	7,028	1,907	437	54,240
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	7,410	136	-	27,674
Strategic Advisers Value Multi-Manager Fund Class F	44,663	16,328	272	196	59,837
Total	$ 905,698	$ 253,749	$ 29,779	$ 7,850	$ 1,120,034
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,120,063) - See accompanying schedule		$ 1,120,034

Liabilities
Transfer agent fees payable	$ 34
Distribution and service plan fees payable	22
Total liabilities		56

Net Assets		$ 1,119,978
Net Assets consist of:
Paid in capital		$ 1,107,545
Undistributed net investment income		1,480
Accumulated undistributed net realized gain (loss) on investments		10,982
Net unrealized appreciation (depreciation) on investments		(29)
Net Assets		$ 1,119,978

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($913,272 ÷ 88,458 shares)		$ 10.32

Class L: Net Asset Value, offering price and redemption price per share ($103,460 ÷ 10,022 shares)		$ 10.32

Class N: Net Asset Value, offering price and redemption price per share ($103,246 ÷ 10,004 shares)		$ 10.32

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,850

Expenses
Transfer agent fees	$ 247
Distribution and service plan fees	129
Independent trustees' compensation	2
Total expenses		378
Net investment income (loss)		7,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(272)
Capital gain distributions from underlying funds	12,724
Total net realized gain (loss)		12,452
Change in net unrealized appreciation (depreciation) on underlying funds		(9,362)
Net gain (loss)		3,090
Net increase (decrease) in net assets resulting from operations		$ 10,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,472	$ 4,064
Net realized gain (loss)	12,452	3,397
Change in net unrealized appreciation (depreciation)	(9,362)	8,586
Net increase (decrease) in net assets resulting from operations	10,562	16,047
Distributions to shareholders from net investment income	(7,206)	(2,967)
Distributions to shareholders from net realized gain	(2,822)	(2,588)
Total distributions	(10,028)	(5,555)
Share transactions - net increase (decrease)	213,794	793,441
Total increase (decrease) in net assets	214,328	803,933

Net Assets
Beginning of period	905,650	101,717
End of period (including undistributed net investment income of $1,480 and undistributed net investment income of $1,214, respectively)	$ 1,119,978	$ 905,650

Financial Highlights - Multi-Manager Income

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.04
Net realized and unrealized gain (loss)	.06	.24	.13
Total from investment operations	.14	.38	.17
Distributions from net investment income	(.08)	(.12)	(.03)
Distributions from net realized gain	(.03)	(.11)	-
Total distributions	(.11)	(.23)	(.03)
Net asset value, end of period	$ 10.32	$ 10.29	$ 10.14
Total ReturnB, C	1.39%	3.79%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.15%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.58% A	1.43%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 913	$ 702	$ 102
Portfolio turnover rate E	6% A	40%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.08	.05
Net realized and unrealized gain (loss)	.06	.15
Total from investment operations	.14	.20
Distributions from net investment income	(.08)	(.04)
Distributions from net realized gain	(.03)	(.06)
Total distributions	(.11)	(.10)
Net asset value, end of period	$ 10.32	$ 10.29
Total ReturnB	1.39%	2.00%
Ratios to Average Net Assets D,F
Expenses before reductions	.06%A	.06%A
Expenses net of fee waivers, if any	.06%A	.06%A
Expenses net of all reductions	.06%A	.06%A
Net investment income (loss)	1.57%A	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 102
Portfolio turnover rate D	6% A	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.07	.04
Net realized and unrealized gain (loss)	.06	.16
Total from investment operations	.13	.20
Distributions from net investment income	(.07)	(.04)
Distributions from net realized gain	(.03)	(.06)
Total distributions	(.10)	(.10)
Net asset value, end of period	$ 10.32	$ 10.29
Total ReturnB	1.27%	1.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.31%A	.32%A
Expenses net of fee waivers, if any	.31%A	.32%A
Expenses net of all reductions	.31%A	.32%A
Net investment income (loss)	1.32%A	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 102
Portfolio turnover rate D	6%A	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	8.6	8.3
Strategic Advisers Growth Multi-Manager Fund Class F	7.2	6.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.3	4.2
Strategic Advisers Value Multi-Manager Fund Class F	8.6	8.5
	29.6	28.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.9	2.7
Strategic Advisers International Multi-Manager Fund Class F	8.2	9.5
	11.1	12.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	2.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.5	29.9
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3	5.4
	41.6	39.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.7	10.6
Fidelity Short-Term Bond Fund Class F	8.0	8.7
	17.7	19.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

Six months ago
Domestic Equity Funds**	28.7%
International Equity Funds	12.2%
Bond Funds	39.8%
Short-Term Funds	19.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	416	$ 3,109
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,160	27,946
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,689	23,258
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,093	13,851
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,929	27,893
TOTAL DOMESTIC EQUITY FUNDS (Cost $95,266)		96,057
International Equity Funds - 11.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	914	9,428
Strategic Advisers International Multi-Manager Fund Class F (c)	2,180	26,792
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,636)		36,220
Bond Funds - 41.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	203	2,076
Fidelity Series Floating Rate High Income Fund Class F (c)	159	1,638
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	720	7,146

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	139	$ 1,535
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,004	108,832
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,323	13,972
TOTAL BOND FUNDS (Cost $135,319)		135,199
Short-Term Funds - 17.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	31,608	31,608
Fidelity Short-Term Bond Fund Class F (c)	3,017	25,882
TOTAL SHORT-TERM FUNDS (Cost $57,518)		57,490
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $323,739)		324,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30)
NET ASSETS - 100%		$ 324,936
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 912	$ 3,248	$ 14	$ 31,608
Fidelity Series Commodity Strategy Fund Class F	2,884	581	3	-	3,109
Fidelity Series Emerging Markets Debt Fund Class F	2,089	61	83	60	2,076
Fidelity Series Floating Rate High Income Fund Class F	3,617	73	2,021	72	1,638
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	13	6	12	7,146
Fidelity Series Real Estate Income Fund Class F	1,468	104	4	40	1,535
Fidelity Short-Term Bond Fund Class F	27,846	596	2,526	144	25,882
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	12,449	80	1,249	108,832
Strategic Advisers Core Multi-Manager Fund Class F	26,591	3,788	609	123	27,946
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	730	23	14	9,428
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	2,336	18	65	23,258
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	531	3,428	465	13,972
Strategic Advisers International Multi-Manager Fund Class F	30,406	561	3,208	261	26,792
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	1,262	10	-	13,851
Strategic Advisers Value Multi-Manager Fund Class F	27,130	2,062	874	114	27,893
Total	$ 319,778	$ 26,059	$ 16,141	$ 2,633	$ 324,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $323,739) - See accompanying schedule		$ 324,966

Liabilities
Transfer agent fees payable	$ 10
Distribution and service plan fees payable	20
Total liabilities		30

Net Assets		$ 324,936
Net Assets consist of:
Paid in capital		$ 314,555
Undistributed net investment income		2,309
Accumulated undistributed net realized gain (loss) on investments		6,845
Net unrealized appreciation (depreciation) on investments		1,227
Net Assets		$ 324,936

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($116,494 ÷ 10,894 shares)		$ 10.69

Class L: Net Asset Value, offering price and redemption price per share ($104,329 ÷ 9,766 shares)		$ 10.68

Class N: Net Asset Value, offering price and redemption price per share ($104,113 ÷ 9,757 shares)		$ 10.67

Statement of Operations

	Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,633

Expenses
Transfer agent fees	$ 138
Distribution and service plan fees	130
Independent trustees' compensation	1
Total expenses before reductions	269
Expense reductions	(6)	263
Net investment income (loss)		2,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71)
Capital gain distributions from underlying funds	7,484
Total net realized gain (loss)		7,413
Change in net unrealized appreciation (depreciation) on underlying funds		(4,660)
Net gain (loss)		2,753
Net increase (decrease) in net assets resulting from operations		$ 5,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,370	$ 2,554
Net realized gain (loss)	7,413	4,945
Change in net unrealized appreciation (depreciation)	(4,660)	4,240
Net increase (decrease) in net assets resulting from operations	5,123	11,739
Distributions to shareholders from net investment income	(894)	(2,131)
Distributions to shareholders from net realized gain	(2,944)	(3,179)
Total distributions	(3,838)	(5,310)
Share transactions - net increase (decrease)	3,905	210,650
Total increase (decrease) in net assets	5,190	217,079

Net Assets
Beginning of period	319,746	102,667
End of period (including undistributed net investment income of $2,309 and undistributed net investment income of $833, respectively)	$ 324,936	$ 319,746

Financial Highlights - Multi-Manager 2005

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.05
Net realized and unrealized gain (loss)	.09	.49	.22
Total from investment operations	.17	.63	.27
Distributions from net investment income	(.03)	(.10)	-
Distributions from net realized gain	(.10)	(.15)	-
Total distributions	(.13)	(.25)	-
Net asset value, end of period	$ 10.69	$ 10.65	$ 10.27
Total ReturnB, C	1.61%	6.18%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.15%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.57% A	1.32%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 115	$ 103
Portfolio turnover rate E	10%A	44%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.51
Income from Investment Operations
Net investment income (loss)D	.08	.06
Net realized and unrealized gain (loss)	.09	.22
Total from investment operations	.17	.28
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.13)	(.15)
Net asset value, end of period	$ 10.68	$ 10.64
Total ReturnB, C	1.61%	2.64%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.07%A
Expenses net of fee waivers, if any	.10%A	.07%A
Expenses net of all reductions	.10%A	.07%A
Net investment income (loss)	1.52%A	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 103
Portfolio turnover rate E	10%A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.07	.05
Net realized and unrealized gain (loss)	.09	.21
Total from investment operations	.16	.26
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12) I	(.14) H
Net asset value, end of period	$ 10.67	$ 10.63
Total ReturnB, C	1.55%	2.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%A	.33%A
Expenses net of fee waivers, if any	.35%A	.33%A
Expenses net of all reductions	.35%A	.33%A
Net investment income (loss)	1.27%A	1.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 103
Portfolio turnover rate E	10%A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	10.5	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	8.7	8.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.2	5.1
Strategic Advisers Value Multi-Manager Fund Class F	10.5	10.4
	35.8	35.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.6	3.2
Strategic Advisers International Multi-Manager Fund Class F	10.3	11.6
	13.9	14.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.7	1.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.4	26.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	5.6
	38.2	36.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.7	7.7
Fidelity Short-Term Bond Fund Class F	5.4	6.3
	12.1	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds**	35.0%
International Equity Funds	14.8%
Bond Funds	36.2%
Short-Term Funds	14.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	849	$ 6,350
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,413	70,047
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,231	58,267
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,738	34,690
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,835	69,914
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,640)		239,268
International Equity Funds - 13.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,334	24,084
Strategic Advisers International Multi-Manager Fund Class F (c)	5,588	68,675
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $91,497)		92,759
Bond Funds - 38.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	429	4,392
Fidelity Series Floating Rate High Income Fund Class F (c)	325	3,356
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,167	11,584

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	285	$ 3,146
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	20,560	203,337
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,759	29,132
TOTAL BOND FUNDS (Cost $254,868)		254,947
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	44,481	44,481
Fidelity Short-Term Bond Fund Class F (c)	4,245	36,423
TOTAL SHORT-TERM FUNDS (Cost $80,935)		80,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $665,940)		667,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 667,831
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 14,608	$ 7,394	$ 21	$ 44,481
Fidelity Series Commodity Strategy Fund Class F	4,040	3,018	2	-	6,350
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,276	86	122	4,392
Fidelity Series Floating Rate High Income Fund Class F	5,385	2,068	4,039	141	3,356
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	3,230	641	19	11,584
Fidelity Series Real Estate Income Fund Class F	2,416	1,058	261	85	3,146
Fidelity Short-Term Bond Fund Class F	30,562	11,700	5,789	206	36,423
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	74,408	63	2,199	203,337
Strategic Advisers Core Multi-Manager Fund Class F	49,290	26,469	1,149	311	70,047
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	8,274	6	26	24,084
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	19,968	19	164	58,267
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	10,745	7,876	964	29,132
Strategic Advisers International Multi-Manager Fund Class F	56,034	21,011	6,404	481	68,675
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	11,464	11	-	34,690
Strategic Advisers Value Multi-Manager Fund Class F	50,296	22,284	1,713	289	69,914
Total	$ 482,973	$ 231,581	$ 35,453	$ 5,028	$ 667,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $665,940) - See accompanying schedule		$ 667,878

Liabilities
Transfer agent fees payable	$ 25
Distribution and service plan fees payable	22
Total liabilities		47

Net Assets		$ 667,831
Net Assets consist of:
Paid in capital		$ 644,710
Undistributed net investment income		4,552
Accumulated undistributed net realized gain (loss) on investments		16,631
Net unrealized appreciation (depreciation) on investments		1,938
Net Assets		$ 667,831

Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($458,363 ÷ 41,827 shares)		$ 10.96

Class L: Net Asset Value, offering price and redemption price per share ($104,842 ÷ 9,564 shares)		$ 10.96

Class N: Net Asset Value, offering price and redemption price per share ($104,626 ÷ 9,556 shares)		$ 10.95

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,028

Expenses
Transfer agent fees	$ 191
Distribution and service plan fees	131
Independent trustees' compensation	1
Total expenses		323
Net investment income (loss)		4,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(302)
Capital gain distributions from underlying funds	18,287
Total net realized gain (loss)		17,985
Change in net unrealized appreciation (depreciation) on underlying funds		(10,921)
Net gain (loss)		7,064
Net increase (decrease) in net assets resulting from operations		$ 11,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,705	$ 3,711
Net realized gain (loss)	17,985	7,567
Change in net unrealized appreciation (depreciation)	(10,921)	10,546
Net increase (decrease) in net assets resulting from operations	11,769	21,824
Distributions to shareholders from net investment income	(1,297)	(3,058)
Distributions to shareholders from net realized gain	(4,929)	(4,695)
Total distributions	(6,226)	(7,753)
Share transactions - net increase (decrease)	179,356	365,356
Total increase (decrease) in net assets	184,899	379,427

Net Assets
Beginning of period	482,932	103,505
End of period (including undistributed net investment income of $4,552 and undistributed net investment income of $1,144, respectively)	$ 667,831	$ 482,932

Financial Highlights - Multi-Manager 2010

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.15	.05
Net realized and unrealized gain (loss)	.12	.67	.30
Total from investment operations	.20	.82	.35
Distributions from net investment income	(.02)	(.12)	-
Distributions from net realized gain	(.08)	(.18)	-
Total distributions	(.11) H	(.30)	-
Net asset value, end of period	$ 10.96	$ 10.87	$ 10.35
Total ReturnB, C	1.81%	8.00%	3.50%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%A	.06%	.17%A
Expenses net of fee waivers, if any	.05%A	.06%	.06%A
Expenses net of all reductions	.05%A	.06%	.06%A
Net investment income (loss)	1.50%A	1.45%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458	$ 277	$ 104
Portfolio turnover rate E	11% A	24%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.082 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.08	.07
Net realized and unrealized gain (loss)	.11	.25
Total from investment operations	.19	.32
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.08)	(.11)
Total distributions	(.10)	(.18)
Net asset value, end of period	$ 10.96	$ 10.87
Total ReturnB	1.80%	2.97%
Ratios to Average Net Assets D,F
Expenses before reductions	.08%A	.07%A
Expenses net of fee waivers, if any	.08%A	.07%A
Expenses net of all reductions	.08%A	.07%A
Net investment income (loss)	1.47%A	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	11% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.07	.06
Net realized and unrealized gain (loss)	.11	.25
Total from investment operations	.18	.31
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.08)	(.11)
Total distributions	(.10)	(.17) G
Net asset value, end of period	$ 10.95	$ 10.87
Total ReturnB	1.64%	2.95%
Ratios to Average Net Assets D,F
Expenses before reductions	.33%A	.32%A
Expenses net of fee waivers, if any	.33%A	.32%A
Expenses net of all reductions	.33%A	.32%A
Net investment income (loss)	1.22%A	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	11%A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	12.1	11.7
Strategic Advisers Growth Multi-Manager Fund Class F	10.1	9.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	5.9
Strategic Advisers Value Multi-Manager Fund Class F	12.1	12.0
	41.3	40.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.2	3.6
Strategic Advisers International Multi-Manager Fund Class F	12.2	13.3
	16.4	16.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	1.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
Strategic Advisers Core Income Multi-Manager Fund Class F	27.8	23.6
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3	5.7
	35.1	33.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.0	5.3
Fidelity Short-Term Bond Fund Class F	3.2	4.4
	7.2	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.3%
International Equity Funds	16.4%
Bond Funds	35.1%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds**	40.3%
International Equity Funds	16.9%
Bond Funds	33.1%
Short-Term Funds	9.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,055	$ 15,374
Strategic Advisers Core Multi-Manager Fund Class F (c)	14,885	192,615
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,679	160,825
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,504	95,070
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,303	192,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $660,383)		656,240
International Equity Funds - 16.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,480	66,874
Strategic Advisers International Multi-Manager Fund Class F (c)	15,804	194,230
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $261,460)		261,104
Bond Funds - 35.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	959	9,816
Fidelity Series Floating Rate High Income Fund Class F (c)	821	8,479
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,289	22,731

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	679	$ 7,500
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	44,553	440,629
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	6,408	67,673
TOTAL BOND FUNDS (Cost $554,640)		556,828
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	62,977	62,977
Fidelity Short-Term Bond Fund Class F (c)	6,010	51,569
TOTAL SHORT-TERM FUNDS (Cost $114,530)		114,546
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,591,013)		1,588,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 1,588,610
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 29,684	$ 12,599	$ 23	$ 62,977
Fidelity Series Commodity Strategy Fund Class F	8,942	7,908	3	-	15,374
Fidelity Series Emerging Markets Debt Fund Class F	5,747	4,110	4	194	9,816
Fidelity Series Floating Rate High Income Fund Class F	9,555	5,377	6,343	220	8,479
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	10,671	5	23	22,731
Fidelity Series Real Estate Income Fund Class F	4,590	3,687	652	138	7,500
Fidelity Short-Term Bond Fund Class F	37,596	21,541	7,496	224	51,569
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	235,998	81	3,116	440,629
Strategic Advisers Core Multi-Manager Fund Class F	101,196	102,683	1,565	591	192,615
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	35,353	9	53	66,874
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	82,796	35	309	160,825
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	30,414	10,462	1,534	67,673
Strategic Advisers International Multi-Manager Fund Class F	114,605	85,133	538	985	194,230
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	48,461	19	-	95,070
Strategic Advisers Value Multi-Manager Fund Class F	102,936	94,183	1,968	548	192,356
Total	$ 860,634	$ 797,999	$ 41,779	$ 7,958	$ 1,588,718
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,591,013) - See accompanying schedule		$ 1,588,718
Receivable for fund shares sold		1,043
Total assets		1,589,761

Liabilities
Payable for investments purchased	$ 1,047
Transfer agent fees payable	82
Distribution and service plan fees payable	22
Total liabilities		1,151

Net Assets		$ 1,588,610
Net Assets consist of:
Paid in capital		$ 1,550,569
Undistributed net investment income		7,325
Accumulated undistributed net realized gain (loss) on investments		33,011
Net unrealized appreciation (depreciation) on investments		(2,295)
Net Assets		$ 1,588,610

Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($1,378,221 ÷ 124,701 shares)		$ 11.05

Class L: Net Asset Value, offering price and redemption price per share ($105,302 ÷ 9,526 shares)		$ 11.05

Class N: Net Asset Value, offering price and redemption price per share ($105,087 ÷ 9,519 shares)		$ 11.04

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,958

Expenses
Transfer agent fees	$ 474
Distribution and service plan fees	132
Independent trustees' compensation	2
Total expenses		608
Net investment income (loss)		7,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(332)
Capital gain distributions from underlying funds	34,798
Total net realized gain (loss)		34,466
Change in net unrealized appreciation (depreciation) on underlying funds		(27,804)
Net gain (loss)		6,662
Net increase (decrease) in net assets resulting from operations		$ 14,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,350	$ 5,910
Net realized gain (loss)	34,466	11,707
Change in net unrealized appreciation (depreciation)	(27,804)	23,088
Net increase (decrease) in net assets resulting from operations	14,012	40,705
Distributions to shareholders from net investment income	(2,011)	(4,458)
Distributions to shareholders from net realized gain	(8,260)	(5,574)
Total distributions	(10,271)	(10,032)
Share transactions - net increase (decrease)	724,348	726,222
Total increase (decrease) in net assets	728,089	756,895

Net Assets
Beginning of period	860,521	103,626
End of period (including undistributed net investment income of $7,325 and undistributed net investment income of $1,986, respectively)	$ 1,588,610	$ 860,521

Financial Highlights - Multi-Manager 2015

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.05
Net realized and unrealized gain (loss)	.12	.74	.31
Total from investment operations	.20	.89	.36
Distributions from net investment income	(.03)	(.12)	-
Distributions from net realized gain	(.10)	(.16)	-
Total distributions	(.12) H	(.28)	-
Net asset value, end of period	$ 11.05	$ 10.97	$ 10.36
Total ReturnB, C	1.88%	8.68%	3.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%A	.10%	.21%A
Expenses net of fee waivers, if any	.09%A	.10%	.09%A
Expenses net of all reductions	.09%A	.10%	.09%A
Net investment income (loss)	1.45%A	1.44%	1.88%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,378	$ 654	$ 104
Portfolio turnover rate E	8%A	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.099 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.08	.06
Net realized and unrealized gain (loss)	.12	.30
Total from investment operations	.20	.36
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12)	(.16)
Net asset value, end of period	$ 11.05	$ 10.97
Total ReturnB, C	1.87%	3.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.10%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.44%A	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate E	8% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.07	.05
Net realized and unrealized gain (loss)	.13	.30
Total from investment operations	.20	.35
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.10)	(.09)
Total distributions	(.12)	(.16)
Net asset value, end of period	$ 11.04	$ 10.96
Total ReturnB, C	1.81%	3.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%A	.36%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	1.19%A	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate E	8% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	13.4	13.0
Strategic Advisers Growth Multi-Manager Fund Class F	11.1	10.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.6	6.5
Strategic Advisers Value Multi-Manager Fund Class F	13.4	13.3
	45.5	44.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	3.9
Strategic Advisers International Multi-Manager Fund Class F	13.3	14.6
	17.9	18.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	1.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	24.5	21.3
Strategic Advisers Income Opportunities Fund of Funds Class F	4.1	6.1
	31.1	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.0	3.5
Fidelity Short-Term Bond Fund Class F	2.5	2.8
	5.5	6.3

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds **	45.5%
International Equity Funds	17.9%
Bond Funds	31.1%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds **	44.5%
International Equity Funds	18.5%
Bond Funds	30.7%
Short-Term Funds	6.3%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,161	$ 23,644
Strategic Advisers Core Multi-Manager Fund Class F (c)	25,395	328,607
Strategic Advisers Growth Multi-Manager Fund Class F (c)	19,827	273,016
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	12,794	162,104
Strategic Advisers Value Multi-Manager Fund Class F (c)	22,687	328,060
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,116,175)		1,115,431
International Equity Funds - 17.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	11,027	113,795
Strategic Advisers International Multi-Manager Fund Class F (c)	26,444	324,997
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $433,769)		438,792
Bond Funds - 31.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,527	15,639
Fidelity Series Floating Rate High Income Fund Class F (c)	1,193	12,321
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,138	21,228

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,047	$ 11,556
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	60,649	599,818
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	9,650	101,902
TOTAL BOND FUNDS (Cost $759,241)		762,464
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	73,792	73,792
Fidelity Short-Term Bond Fund Class F (c)	7,081	60,751
TOTAL SHORT-TERM FUNDS (Cost $134,559)		134,543
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,443,744)		2,451,230
NET OTHER ASSETS (LIABILITIES) - 0.0%		(176)
NET ASSETS - 100%		$ 2,451,054
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 24,819	$ 10,891	$ 29	$ 73,792
Fidelity Series Commodity Strategy Fund Class F	17,801	9,187	706	-	23,644
Fidelity Series Emerging Markets Debt Fund Class F	12,640	4,639	1,592	409	15,639
Fidelity Series Floating Rate High Income Fund Class F	18,901	6,690	13,062	419	12,321
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	6,725	2,245	31	21,228
Fidelity Series Real Estate Income Fund Class F	9,261	4,088	1,573	261	11,556
Fidelity Short-Term Bond Fund Class F	49,117	17,015	5,288	285	60,751
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	241,743	14,657	5,473	599,818
Strategic Advisers Core Multi-Manager Fund Class F	225,296	134,986	11,522	1,254	328,607
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	48,179	2,700	114	113,795
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	105,109	7,182	660	273,016
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	39,891	39,747	3,119	101,902
Strategic Advisers International Multi-Manager Fund Class F	253,767	110,465	28,617	2,178	324,997
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	61,069	4,353	-	162,104
Strategic Advisers Value Multi-Manager Fund Class F	229,540	117,507	13,373	1,163	328,060
Total	$ 1,734,065	$ 932,112	$ 157,508	$ 15,395	$ 2,451,230
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,443,744) - See accompanying schedule		$ 2,451,230
Receivable for fund shares sold		292,016
Total assets		2,743,246

Liabilities
Payable for investments purchased	$ 292,018
Transfer agent fees payable	152
Distribution and service plan fees payable	22
Total liabilities		292,192

Net Assets		$ 2,451,054
Net Assets consist of:
Paid in capital		$ 2,360,589
Undistributed net investment income		14,373
Accumulated undistributed net realized gain (loss) on investments		68,606
Net unrealized appreciation (depreciation) on investments		7,486
Net Assets		$ 2,451,054

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($2,240,043 ÷ 199,672 shares)		$ 11.22

Class L: Net Asset Value, offering price and redemption price per share ($105,614 ÷ 9,419 shares)		$ 11.21

Class N: Net Asset Value, offering price and redemption price per share ($105,397 ÷ 9,411 shares)		$ 11.20

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,395

Expenses
Transfer agent fees	$ 873
Distribution and service plan fees	132
Independent trustees' compensation	4
Total expenses		1,009
Net investment income (loss)		14,386
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,833)
Capital gain distributions from underlying funds	74,248
Total net realized gain (loss)		72,415
Change in net unrealized appreciation (depreciation) on underlying funds		(55,606)
Net gain (loss)		16,809
Net increase (decrease) in net assets resulting from operations		$ 31,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,386	$ 10,946
Net realized gain (loss)	72,415	19,357
Change in net unrealized appreciation (depreciation)	(55,606)	60,340
Net increase (decrease) in net assets resulting from operations	31,195	90,643
Distributions to shareholders from net investment income	(3,599)	(7,922)
Distributions to shareholders from net realized gain	(14,818)	(9,004)
Total distributions	(18,417)	(16,926)
Share transactions - net increase (decrease)	704,378	1,556,213
Total increase (decrease) in net assets	717,156	1,629,930

Net Assets
Beginning of period	1,733,898	103,968
End of period (including undistributed net investment income of $14,373 and undistributed net investment income of $3,586, respectively)	$ 2,451,054	$ 1,733,898

Financial Highlights - Multi-Manager 2020

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.06
Net realized and unrealized gain (loss)	.14	.83	.34
Total from investment operations	.22	.98	.40
Distributions from net investment income	(.02)	(.12)	-
Distributions from net realized gain	(.09)	(.14)	-
Total distributions	(.12) H	(.26)	-
Net asset value, end of period	$ 11.22	$ 11.12	$ 10.40
Total Return B, C	1.96%	9.50%	4.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.09%A	.10%	.21% A
Expenses net of fee waivers, if any	.09%A	.10%	.09% A
Expenses net of all reductions	.09%A	.10%	.09% A
Net investment income (loss)	1.45% A	1.41%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,240	$ 1,527	$ 104
Portfolio turnover rate E	16% A	51%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.093 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.08	.06
Net realized and unrealized gain (loss)	.14	.32
Total from investment operations	.22	.38
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	(.09)	(.09)
Total distributions	(.12) H	(.16) G
Net asset value, end of period	$ 11.21	$ 11.11
Total Return B	1.96%	3.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.09% A	.09% A
Expenses net of fee waivers, if any	.09% A	.09% A
Expenses net of all reductions	.09% A	.09% A
Net investment income (loss)	1.45% A	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rate D	16% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.07	.05
Net realized and unrealized gain (loss)	.13	.33
Total from investment operations	.20	.38
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	(.09)	(.09)
Total distributions	(.11)	(.16) G
Net asset value, end of period	$ 11.20	$ 11.11
Total Return B	1.81%	3.53%
Ratios to Average Net Assets D, F
Expenses before reductions	.34% A	.35% A
Expenses net of fee waivers, if any	.34% A	.35% A
Expenses net of all reductions	.34% A	.35% A
Net investment income (loss)	1.20% A	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 103
Portfolio turnover rate D	16% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	15.5	15.2
Strategic Advisers Growth Multi-Manager Fund Class F	12.9	12.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	7.6
Strategic Advisers Value Multi-Manager Fund Class F	15.5	15.4
	52.4	51.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.7
Strategic Advisers International Multi-Manager Fund Class F	15.6	17.2
	21.1	21.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	18.6	17.2
Strategic Advisers Income Opportunities Fund of Funds Class F	4.7	6.3
	25.5	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.2
Fidelity Short-Term Bond Fund Class F	0.4	0.2
	1.0	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	52.4%
International Equity Funds	21.1%
Bond Funds	25.5%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds**	51.6%
International Equity Funds	21.9%
Bond Funds	26.1%
Short-Term Funds	0.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	687	$ 5,137
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,796	87,939
Strategic Advisers Growth Multi-Manager Fund Class F (c)	5,328	73,363
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,409	43,194
Strategic Advisers Value Multi-Manager Fund Class F (c)	6,073	87,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $290,753)		297,448
International Equity Funds - 21.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,017	31,135
Strategic Advisers International Multi-Manager Fund Class F (c)	7,222	88,758
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,130)		119,893
Bond Funds - 25.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	366	3,748
Fidelity Series Floating Rate High Income Fund Class F (c)	277	2,859
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	287	2,849

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	241	$ 2,661
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,708	105,904
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,549	26,914
TOTAL BOND FUNDS (Cost $143,388)		144,935
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	3,650	3,650
Fidelity Short-Term Bond Fund Class F (c)	234	2,007
TOTAL SHORT-TERM FUNDS (Cost $5,659)		5,657
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $556,930)		567,933
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 567,868
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 2,670	$ 399	$ -	$ 3,650
Fidelity Series Commodity Strategy Fund Class F	5,289	1,400	928	-	5,137
Fidelity Series Emerging Markets Debt Fund Class F	3,939	630	841	114	3,748
Fidelity Series Floating Rate High Income Fund Class F	5,031	779	2,903	103	2,859
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	461	550	5	2,849
Fidelity Series Real Estate Income Fund Class F	2,731	554	572	72	2,661
Fidelity Short-Term Bond Fund Class F	1,131	1,204	324	7	2,007
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	24,645	14,657	1,276	105,904
Strategic Advisers Core Multi-Manager Fund Class F	84,280	24,856	15,420	400	87,939
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	8,440	4,118	44	31,135
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	18,602	11,604	211	73,363
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	5,550	12,747	923	26,914
Strategic Advisers International Multi-Manager Fund Class F	95,100	16,032	19,546	817	88,758
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	10,220	6,701	-	43,194
Strategic Advisers Value Multi-Manager Fund Class F	85,720	19,011	15,672	372	87,815
Total	$ 555,095	$ 135,054	$ 106,982	$ 4,344	$ 567,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $556,930) - See accompanying schedule		$ 567,933
Receivable for fund shares sold		1,795
Receivable from investment adviser for expense reductions		12
Total assets		569,740

Liabilities
Payable for investments purchased	$ 1,799
Transfer agent fees payable	51
Distribution and service plan fees payable	22
Total liabilities		1,872

Net Assets		$ 567,868
Net Assets consist of:
Paid in capital		$ 531,133
Undistributed net investment income		3,847
Accumulated undistributed net realized gain (loss) on investments		21,885
Net unrealized appreciation (depreciation) on investments		11,003
Net Assets		$ 567,868

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($355,693 ÷ 31,183 shares)		$ 11.41

Class L: Net Asset Value, offering price and redemption price per share ($106,195 ÷ 9,307 shares)		$ 11.41

Class N: Net Asset Value, offering price and redemption price per share ($105,980 ÷ 9,300 shares)		$ 11.40

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,344

Expenses
Transfer agent fees	$ 347
Distribution and service plan fees	133
Independent trustees' compensation	1
Total expenses before reductions	481
Expense reductions	(61)	420
Net investment income (loss)		3,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(232)
Capital gain distributions from underlying funds	24,056
Total net realized gain (loss)		23,824
Change in net unrealized appreciation (depreciation) on underlying funds		(15,002)
Net gain (loss)		8,822
Net increase (decrease) in net assets resulting from operations		$ 12,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,924	$ 4,838
Net realized gain (loss)	23,824	11,893
Change in net unrealized appreciation (depreciation)	(15,002)	22,436
Net increase (decrease) in net assets resulting from operations	12,746	39,167
Distributions to shareholders from net investment income	(1,054)	(4,437)
Distributions to shareholders from net realized gain	(8,794)	(5,663)
Total distributions	(9,848)	(10,100)
Share transactions - net increase (decrease)	9,955	421,178
Total increase (decrease) in net assets	12,853	450,245

Net Assets
Beginning of period	555,015	104,770
End of period (including undistributed net investment income of $3,847 and undistributed net investment income of $977, respectively)	$ 567,868	$ 555,015

Financial Highlights - Multi-Manager 2025

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.06
Net realized and unrealized gain (loss)	.16	1.06	.42
Total from investment operations	.24	1.22	.48
Distributions from net investment income	(.02)	(.15)	-
Distributions from net realized gain	(.18)	(.18)	-
Total distributions	(.20)	(.33)	-
Net asset value, end of period	$ 11.41	$ 11.37	$ 10.48
Total ReturnB, C	2.16%	11.77%	4.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.12%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.09%A
Expenses net of all reductions	.10%A	.10%	.09%A
Net investment income (loss)	1.42%A	1.49%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 347	$ 105
Portfolio turnover rateE	38% A	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	.16	.36
Total from investment operations	.24	.44
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.18)	(.12)
Total distributions	(.20)	(.21)
Net asset value, end of period	$ 11.41	$ 11.37
Total ReturnB, C	2.15%	3.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.11%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.42%A	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	38% A	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.15	.37
Total from investment operations	.22	.44
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.18)	(.12)
Total distributions	(.19)H	(.21)
Net asset value, end of period	$ 11.40	$ 11.37
Total ReturnB, C	1.99%	3.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.37%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	1.17%A	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	38% A	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.178 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	0.9
Strategic Advisers Core Multi-Manager Fund Class F	18.3	17.8
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	14.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.0	8.9
Strategic Advisers Value Multi-Manager Fund Class F	18.3	18.0
	61.9	60.2
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	5.5
Strategic Advisers International Multi-Manager Fund Class F	18.7	20.2
	25.1	25.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	6.3	5.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.7	6.5
	12.8	14.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0*	0.0
	0.2	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	61.9%
International Equity Funds	25.1%
Bond Funds	12.8%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds**	60.2%
International Equity Funds	25.7%
Bond Funds	14.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,702	$ 12,732
Strategic Advisers Core Multi-Manager Fund Class F (c)	18,496	239,341
Strategic Advisers Growth Multi-Manager Fund Class F (c)	14,500	199,671
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,300	117,826
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,529	239,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $816,011)		808,574
International Equity Funds - 25.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,073	83,317
Strategic Advisers International Multi-Manager Fund Class F (c)	19,947	245,152
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $334,403)		328,469
Bond Funds - 12.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	846	8,668
Fidelity Series Floating Rate High Income Fund Class F (c)	638	6,588
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	185	1,841

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	559	$ 6,176
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	8,333	82,412
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,801	61,254
TOTAL BOND FUNDS (Cost $167,476)		166,939
Short-Term Funds - 0.2%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	2,764	2,764
Fidelity Short-Term Bond Fund Class F (c)	0*	4
TOTAL SHORT-TERM FUNDS (Cost $2,768)		2,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,320,658)		1,306,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110)
NET ASSETS - 100%		$ 1,306,640
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
* Amount represents less than 1
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,764	$ -	$ -	$ 2,764
Fidelity Series Commodity Strategy Fund Class F	9,397	5,351	633	-	12,732
Fidelity Series Emerging Markets Debt Fund Class F	7,062	2,059	426	222	8,668
Fidelity Series Floating Rate High Income Fund Class F	8,542	2,480	4,328	194	6,588
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	681	71	2	1,841
Fidelity Series Real Estate Income Fund Class F	4,802	1,874	344	148	6,176
Fidelity Short-Term Bond Fund Class F	-	4	-	-	4
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	38,413	12,338	859	82,412
Strategic Advisers Core Multi-Manager Fund Class F	179,177	84,969	12,099	864	239,341
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	30,655	3,035	94	83,317
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	67,232	9,074	449	199,671
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	7,422	9,659	1,828	61,254
Strategic Advisers International Multi-Manager Fund Class F	203,704	64,700	14,998	1,748	245,152
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	39,610	5,459	-	117,826
Strategic Advisers Value Multi-Manager Fund Class F	181,985	72,682	12,525	800	239,004
Total	$ 1,010,083	$ 420,896	$ 84,989	$ 7,208	$ 1,306,750
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $1,320,658) - See accompanying schedule		$ 1,306,750
Receivable for fund shares sold		804
Receivable from investment adviser for expense reductions		17
Total assets		1,307,571

Liabilities
Payable for investments purchased	$ 799
Transfer agent fees payable	109
Distribution and service plan fees payable	23
Total liabilities		931

Net Assets		$ 1,306,640
Net Assets consist of:
Paid in capital		$ 1,265,577
Undistributed net investment income		6,350
Accumulated undistributed net realized gain (loss) on investments		48,621
Net unrealized appreciation (depreciation) on investments		(13,908)
Net Assets		$ 1,306,640

Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($1,093,550 ÷ 94,779 shares)		$ 11.54

Class L: Net Asset Value, offering price and redemption price per share ($106,654 ÷ 9,245 shares)		$ 11.54

Class N: Net Asset Value, offering price and redemption price per share ($106,436 ÷ 9,237 shares)		$ 11.52

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,208

Expenses
Transfer agent fees	$ 634
Distribution and service plan fees	133
Independent trustees' compensation	2
Total expenses before reductions	769
Expense reductions	(70)	699
Net investment income (loss)		6,509
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(910)
Capital gain distributions from underlying funds	51,545
Total net realized gain (loss)		50,635
Change in net unrealized appreciation (depreciation) on underlying funds		(38,329)
Net gain (loss)		12,306
Net increase (decrease) in net assets resulting from operations		$ 18,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,509	$ 7,466
Net realized gain (loss)	50,635	25,614
Change in net unrealized appreciation (depreciation)	(38,329)	20,601
Net increase (decrease) in net assets resulting from operations	18,815	53,681
Distributions to shareholders from net investment income	(1,160)	(6,968)
Distributions to shareholders from net realized gain	(18,806)	(9,481)
Total distributions	(19,966)	(16,449)
Share transactions - net increase (decrease)	297,821	867,755
Total increase (decrease) in net assets	296,670	904,987

Net Assets
Beginning of period	1,009,970	104,983
End of period (including undistributed net investment income of $6,350 and undistributed net investment income of $1,001, respectively)	$ 1,306,640	$ 1,009,970

Financial Highlights - Multi-Manager 2030

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.19	.06
Net realized and unrealized gain (loss)	.18	1.14	.44
Total from investment operations	.25	1.33	.50
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.21)	(.17)	-
Total distributions	(.23)H	(.31)	-
Net asset value, end of period	$ 11.54	$ 11.52	$ 10.50
Total ReturnB, C	2.18%	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%A	.13%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.09%A
Expenses net of all reductions	.10%A	.10%	.09%A
Net investment income (loss)	1.17%A	1.74%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,094	$ 801	$ 105
Portfolio turnover rateE	15% A	63%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.212 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.07	.08
Net realized and unrealized gain (loss)	.19	.40
Total from investment operations	.26	.48
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.23)H	(.19)
Net asset value, end of period	$ 11.54	$ 11.51
Total ReturnB, C	2.26%	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%A	.11%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.17%A	2.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	15% A	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.212 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.41
Total from investment operations	.23	.48
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.22)	(.19)
Net asset value, end of period	$ 11.52	$ 11.51
Total ReturnB, C	2.02%	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%A	.37%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.92%A	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 104
Portfolio turnover rateE	15% A	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.3
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.9	63.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	19.9	21.0
	26.5	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.0*
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.4
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.5	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.9%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,135	$ 8,489
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,516	174,900
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,597	145,915
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,856	86,870
Strategic Advisers Value Multi-Manager Fund Class F (c)	12,078	174,653
TOTAL DOMESTIC EQUITY FUNDS (Cost $588,692)		590,827
International Equity Funds - 26.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,736	59,191
Strategic Advisers International Multi-Manager Fund Class F (c)	14,529	178,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,842)		237,752
Bond Funds - 6.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	579	5,933
Fidelity Series Floating Rate High Income Fund Class F (c)	438	4,523

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	377	$ 4,167
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	445	4,405
Strategic Advisers Income Opportunities Fund of FundsClass F (c)	3,714	39,215
TOTAL BOND FUNDS (Cost $58,491)		58,243
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	6,066	6,066
Fidelity Short-Term Bond FundClass F (c)	490	4,204
TOTAL SHORT-TERM FUNDS (Cost $10,275)		10,270
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $895,300)		897,092
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75)
NET ASSETS - 100%		$ 897,017
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,066	$ -	$ -	$ 6,066
Fidelity Series Commodity Strategy Fund Class F	5,897	4,147	587	-	8,489
Fidelity Series Emerging Markets Debt Fund Class F	4,732	1,621	403	156	5,933
Fidelity Series Floating Rate High Income Fund Class F	4,842	1,745	1,998	117	4,523
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	88	-	-
Fidelity Series Real Estate Income Fund Class F	2,845	1,671	244	95	4,167
Fidelity Short-Term Bond Fund Class F	-	4,209	-	-	4,204
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	8,299	12,932	142	4,405
Strategic Advisers Core Multi-Manager Fund Class F	115,849	80,144	10,958	638	174,900
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	26,953	3,016	60	59,191
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	64,834	8,983	331	145,915
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	11,757	12,009	1,181	39,215
Strategic Advisers International Multi-Manager Fund Class F	130,647	63,922	10,065	1,127	178,561
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	37,847	4,781	-	86,870
Strategic Advisers Value Multi-Manager Fund Class F	117,975	70,086	10,549	596	174,653
Total	$ 621,147	$ 383,301	$ 76,613	$ 4,443	$ 897,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $895,300) - See accompanying schedule		$ 897,092
Receivable for fund shares sold		147
Receivable from investment adviser for expense reductions		51
Total assets		897,290

Liabilities
Payable for investments purchased	$ 141
Transfer agent fees payable	109
Distribution and service plan fees payable	23
Total liabilities		273

Net Assets		$ 897,017
Net Assets consist of:
Paid in capital		$ 856,921
Undistributed net investment income		3,870
Accumulated undistributed net realized gain (loss) on investments		34,434
Net unrealized appreciation (depreciation) on investments		1,792
Net Assets		$ 897,017

Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($683,574 ÷ 57,887 shares)		$ 11.81

Class L: Net Asset Value, offering price and redemption price per share ($106,830 ÷ 9,048 shares)		$ 11.81

Class N: Net Asset Value, offering price and redemption price per share ($106,613 ÷ 9,041 shares)		$ 11.79

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,443

Expenses
Transfer agent fees	$ 617
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	752
Expense reductions	(246)	506
Net investment income (loss)		3,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,732)
Capital gain distributions from underlying funds	37,633
Total net realized gain (loss)		34,901
Change in net unrealized appreciation (depreciation) on underlying funds		(28,010)
Net gain (loss)		6,891
Net increase (decrease) in net assets resulting from operations		$ 10,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,937	$ 4,729
Net realized gain (loss)	34,901	16,362
Change in net unrealized appreciation (depreciation)	(28,010)	24,291
Net increase (decrease) in net assets resulting from operations	10,828	45,382
Distributions to shareholders from net investment income	(367)	(4,791)
Distributions to shareholders from net realized gain	(10,573)	(6,986)
Total distributions	(10,940)	(11,777)
Share transactions - net increase (decrease)	276,058	460,863
Total increase (decrease) in net assets	275,946	494,468

Net Assets
Beginning of period	621,071	126,603
End of period (including undistributed net investment income of $3,870 and undistributed net investment income of $300, respectively)	$ 897,017	$ 621,071

Financial Highlights - Multi-Manager 2035

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.05
Net realized and unrealized gain (loss)	.20	1.36	.51
Total from investment operations	.26	1.51	.56
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.19)	(.18)	-
Total distributions	(.20)	(.32)	-
Net asset value, end of period	$ 11.81	$ 11.75	$ 10.56
Total ReturnB, C	2.26%	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.18%A	.17%	.20%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	1.09%A	1.36%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 684	$ 412	$ 127
Portfolio turnover rateE	20% A	32%	1%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.06	.08
Net realized and unrealized gain (loss)	.20	.43
Total from investment operations	.26	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.14)
Total distributions	(.20)	(.23)
Net asset value, end of period	$ 11.81	$ 11.75
Total ReturnB, C	2.26%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%A	.12%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.09%A	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rateE	20%A	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.44
Total from investment operations	.23	.51
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.19)	(.14)
Total distributions	(.19)	(.23)
Net asset value, end of period	$ 11.79	$ 11.75
Total ReturnB, C	2.02%	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.38%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.84%A	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	20%A	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	20.2	21.0
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.6
	6.6	10.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	768	$ 5,745
Strategic Advisers Core Multi-Manager Fund Class F (c)	9,168	118,634
Strategic Advisers Growth Multi-Manager Fund Class F (c)	7,187	98,967
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	4,623	58,568
Strategic Advisers Value Multi-Manager Fund Class F (c)	8,193	118,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $397,097)		400,381
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,878	40,019
Strategic Advisers International Multi-Manager Fund Class F (c)	10,014	123,074
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $162,111)		163,093
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	393	4,024
Fidelity Series Floating Rate High Income Fund Class F (c)	297	3,067
Fidelity Series Real Estate Income Fund Class F (c)	251	2,769

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	300	$ 2,970
Strategic Advisers Income Opportunities Fund of FundsClass F (c)	2,562	27,050
TOTAL BOND FUNDS (Cost $39,972)		39,880
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	3,191	3,191
Fidelity Short-Term Bond FundClass F (c)	226	1,938
TOTAL SHORT-TERM FUNDS (Cost $5,132)		5,129
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $604,312)		608,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 608,421
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 3,191	$ -	$ -	$ 3,191
Fidelity Series Commodity Strategy Fund Class F	4,836	2,344	781	-	5,745
Fidelity Series Emerging Markets Debt Fund Class F	3,910	984	874	119	4,024
Fidelity Series Floating Rate High Income Fund Class F	3,528	937	1,356	78	3,067
Fidelity Series Real Estate Income Fund Class F	2,200	951	323	64	2,769
Fidelity Short-Term Bond Fund Class F	-	1,941	-	-	1,938
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	3,140	8,097	103	2,970
Strategic Advisers Core Multi-Manager Fund Class F	96,229	41,467	12,697	449	118,634
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	13,830	3,528	50	40,019
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	33,465	10,621	233	98,967
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	8,522	14,606	915	27,050
Strategic Advisers International Multi-Manager Fund Class F	108,489	33,137	14,670	938	123,074
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	19,672	6,376	-	58,568
Strategic Advisers Value Multi-Manager Fund Class F	98,050	34,667	12,835	420	118,467
Total	$ 515,821	$ 198,248	$ 86,764	$ 3,369	$ 608,483
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $604,312) - See accompanying schedule		$ 608,483
Receivable for fund shares sold		1,304
Receivable from investment adviser for expense reductions		47
Total assets		609,834

Liabilities
Payable for investments purchased	$ 1,306
Transfer agent fees payable	84
Distribution and service plan fees payable	23
Total liabilities		1,413

Net Assets		$ 608,421
Net Assets consist of:
Paid in capital		$ 575,313
Undistributed net investment income		2,852
Accumulated undistributed net realized gain (loss) on investments		26,085
Net unrealized appreciation (depreciation) on investments		4,171
Net Assets		$ 608,421

Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($394,951 ÷ 33,324 shares)		$ 11.85

Class L: Net Asset Value, offering price and redemption price per share ($106,843 ÷ 9,017 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($106,627 ÷ 9,010 shares)		$ 11.83

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,369

Expenses
Transfer agent fees	$ 524
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	659
Expense reductions	(243)	416
Net investment income (loss)		2,953
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	300
Capital gain distributions from underlying funds	26,905
Total net realized gain (loss)		27,205
Change in net unrealized appreciation (depreciation) on underlying funds		(19,121)
Net gain (loss)		8,084
Net increase (decrease) in net assets resulting from operations		$ 11,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,953	$ 3,647
Net realized gain (loss)	27,205	12,102
Change in net unrealized appreciation (depreciation)	(19,121)	18,626
Net increase (decrease) in net assets resulting from operations	11,037	34,375
Distributions to shareholders from net investment income	(513)	(3,813)
Distributions to shareholders from net realized gain	(8,586)	(5,121)
Total distributions	(9,099)	(8,934)
Share transactions - net increase (decrease)	90,730	384,583
Total increase (decrease) in net assets	92,668	410,024

Net Assets
Beginning of period	515,753	105,729
End of period (including undistributed net investment income of $2,852 and undistributed net investment income of $412, respectively)	$ 608,421	$ 515,753

Financial Highlights - Multi-Manager 2040

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15	.06
Net realized and unrealized gain (loss)	.18	1.39	.51
Total from investment operations	.25	1.54	.57
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.19)	(.17)	-
Total distributions	(.20)	(.31)	-
Net asset value, end of period	$ 11.85	$ 11.80	$ 10.57
Total ReturnB, C	2.17%	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.22%A	.21%	.21%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	1.10%A	1.32%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 395	$ 307	$ 106
Portfolio turnover rateE	31% A	54%	1%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.44
Total from investment operations	.26	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.13)
Total distributions	(.20)	(.21)H
Net asset value, end of period	$ 11.85	$ 11.79
Total ReturnB, C	2.24%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%A	.12%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	1.10%A	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rateE	31%A	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.18	.44
Total from investment operations	.23	.51
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.19)	(.13)
Total distributions	(.19)I	(.21)H
Net asset value, end of period	$ 11.83	$ 11.79
Total ReturnB, C	2.01%	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38%A	.38%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	.85%A	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rateE	31%A	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.188 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.1
	65.8	63.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.7
Strategic Advisers International Multi-Manager Fund Class F	20.0	21.0
	26.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	1.9
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.5	9.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	931	$ 6,964
Strategic Advisers Core Multi-Manager Fund Class F (c)	11,048	142,965
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,661	119,268
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	5,570	70,577
Strategic Advisers Value Multi-Manager Fund Class F (c)	9,873	142,764
TOTAL DOMESTIC EQUITY FUNDS (Cost $482,145)		482,538
International Equity Funds - 26.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	4,657	48,062
Strategic Advisers International Multi-Manager Fund Class F (c)	11,963	147,027
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $195,143)		195,089
Bond Funds - 6.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	473	4,846
Fidelity Series Floating Rate High Income Fund Class F (c)	358	3,694
Fidelity Series Real Estate Income Fund Class F (c)	311	3,436

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	367	$ 3,626
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,064	32,361
TOTAL BOND FUNDS (Cost $48,123)		47,963
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	4,609	4,609
Fidelity Short-Term Bond Fund Class F (c)	361	3,094
TOTAL SHORT-TERM FUNDS (Cost $7,706)		7,703
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $733,117)		733,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 733,223
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 4,609	$ -	$ -	$ 4,609
Fidelity Series Commodity Strategy Fund Class F	5,058	3,084	380	-	6,964
Fidelity Series Emerging Markets Debt Fund Class F	4,074	1,281	501	133	4,846
Fidelity Series Floating Rate High Income Fund Class F	2,015	1,875	156	55	3,694
Fidelity Series Real Estate Income Fund Class F	2,112	1,573	155	77	3,436
Fidelity Short-Term Bond Fund Class F	-	3,097	-	-	3,094
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	7,493	14,045	153	3,626
Strategic Advisers Core Multi-Manager Fund Class F	100,708	56,965	6,305	548	142,965
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	19,210	1,895	52	48,062
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	45,838	5,112	285	119,268
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	8,171	9,973	1,014	32,361
Strategic Advisers International Multi-Manager Fund Class F	113,616	45,117	7,023	983	147,027
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	26,270	3,069	-	70,577
Strategic Advisers Value Multi-Manager Fund Class F	102,817	48,244	6,137	513	142,764
Total	$ 539,671	$ 272,827	$ 54,751	$ 3,813	$ 733,293
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $733,117) - See accompanying schedule		$ 733,293
Receivable for fund shares sold		2,433
Receivable from investment adviser for expense reductions		77
Total assets		735,803

Liabilities
Payable for investments purchased	$ 2,440
Transfer agent fees payable	117
Distribution and service plan fees payable	23
Total liabilities		2,580

Net Assets		$ 733,223
Net Assets consist of:
Paid in capital		$ 699,691
Undistributed net investment income		3,349
Accumulated undistributed net realized gain (loss) on investments		30,007
Net unrealized appreciation (depreciation) on investments		176
Net Assets		$ 733,223

Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($519,777 ÷ 43,686 shares)		$ 11.90

Class L: Net Asset Value, offering price and redemption price per share ($106,832 ÷ 8,981 shares)		$ 11.90

Class N: Net Asset Value, offering price and redemption price per share ($106,614 ÷ 8,975 shares)		$ 11.88

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,813

Expenses
Transfer agent fees	$ 683
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	818
Expense reductions	(364)	454
Net investment income (loss)		3,359
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,401)
Capital gain distributions from underlying funds	32,395
Total net realized gain (loss)		30,994
Change in net unrealized appreciation (depreciation) on underlying funds		(23,054)
Net gain (loss)		7,940
Net increase (decrease) in net assets resulting from operations		$ 11,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,359	$ 3,561
Net realized gain (loss)	30,994	12,818
Change in net unrealized appreciation (depreciation)	(23,054)	18,380
Net increase (decrease) in net assets resulting from operations	11,299	34,759
Distributions to shareholders from net investment income	(353)	(3,718)
Distributions to shareholders from net realized gain	(8,836)	(5,524)
Total distributions	(9,189)	(9,242)
Share transactions - net increase (decrease)	191,516	408,176
Total increase (decrease) in net assets	193,626	433,693

Net Assets
Beginning of period	539,597	105,904
End of period (including undistributed net investment income of $3,349 and undistributed net investment income of $343, respectively)	$ 733,223	$ 539,597

Financial Highlights - Multi-Manager 2045

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15	.06
Net realized and unrealized gain (loss)	.19	1.42	.53
Total from investment operations	.26	1.57	.59
Distributions from net investment income	(.01)	(.15)	-
Distributions from net realized gain	(.18)	(.19)	-
Total distributions	(.19)	(.33) H	-
Net asset value, end of period	$ 11.90	$ 11.83	$ 10.59
Total Return B, C	2.26%	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.26% A	.25%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.10% A	1.34%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 331	$ 106
Portfolio turnover rate E	17% A	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.26	.52
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.18)	(.14)
Total distributions	(.19)	(.23)
Net asset value, end of period	$ 11.90	$ 11.83
Total Return B, C	2.25%	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.13% A	.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.10% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	17% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.20	.45
Total from investment operations	.25	.51
Distributions from net investment income	- H	(.09)
Distributions from net realized gain	(.18)	(.14)
Total distributions	(.19) I	(.23)
Net asset value, end of period	$ 11.88	$ 11.82
Total Return B, C	2.11%	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A	.38% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.84% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	17% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.184 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.6
Strategic Advisers International Multi-Manager Fund Class F	20.2	21.1
	26.8	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	2.1
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.6	9.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.3	0.0
	0.8	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,292	$ 9,663
Strategic Advisers Core Multi-Manager Fund Class F (c)	15,137	195,876
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,842	163,060
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,636	96,743
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,527	195,600
TOTAL DOMESTIC EQUITY FUNDS (Cost $658,530)		660,942
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,388	65,926
Strategic Advisers International Multi-Manager Fund Class F (c)	16,506	202,864
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $266,528)		268,790
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	658	6,736
Fidelity Series Floating Rate High Income Fund Class F (c)	495	5,116
Fidelity Series Real Estate Income Fund Class F (c)	430	4,749

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	515	$ 5,092
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,199	44,340
TOTAL BOND FUNDS (Cost $66,044)		66,033
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	5,255	5,255
Fidelity Short-Term Bond Fund Class F (c)	371	3,185
TOTAL SHORT-TERM FUNDS (Cost $8,443)		8,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $999,545)		1,004,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 1,004,116
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 5,255	$ -	$ -	$ 5,255
Fidelity Series Commodity Strategy Fund Class F	7,956	2,965	113	-	9,663
Fidelity Series Emerging Markets Debt Fund Class F	6,128	1,240	631	193	6,736
Fidelity Series Floating Rate High Income Fund Class F	1,021	4,140	4	44	5,116
Fidelity Series Real Estate Income Fund Class F	2,926	1,999	50	104	4,749
Fidelity Short-Term Bond Fund Class F	-	3,188	-	-	3,185
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	8,236	20,767	234	5,092
Strategic Advisers Core Multi-Manager Fund Class F	153,017	56,545	1,977	786	195,876
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	19,293	212	79	65,926
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	44,738	1,648	407	163,060
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	6,433	14,121	1,461	44,340
Strategic Advisers International Multi-Manager Fund Class F	172,562	39,234	2,441	1,491	202,864
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	25,398	989	-	96,743
Strategic Advisers Value Multi-Manager Fund Class F	156,224	44,149	1,977	736	195,600
Total	$ 819,804	$ 262,813	$ 44,930	$ 5,535	$ 1,004,205
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $999,545) - See accompanying schedule		$ 1,004,205
Receivable for fund shares sold		1,074
Receivable from investment adviser for expense reductions		76
Total assets		1,005,355

Liabilities
Payable for investments purchased	$ 1,074
Transfer agent fees payable	142
Distribution and service plan fees payable	23
Total liabilities		1,239

Net Assets		$ 1,004,116
Net Assets consist of:
Paid in capital		$ 950,295
Undistributed net investment income		4,837
Accumulated undistributed net realized gain (loss) on investments		44,324
Net unrealized appreciation (depreciation) on investments		4,660
Net Assets		$ 1,004,116

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($790,698 ÷ 66,532 shares)		$ 11.88

Class L: Net Asset Value, offering price and redemption price per share ($106,818 ÷ 8,987 shares)		$ 11.89

Class N: Net Asset Value, offering price and redemption price per share ($106,600 ÷ 8,981 shares)		$ 11.87

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds (including $55,439 earned from affiliated issuers)		$ 5,535

Expenses
Transfer agent fees	$ 814
Distribution and service plan fees	134
Independent trustees' compensation	2
Total expenses before reductions	950
Expense reductions	(358)	592
Net investment income (loss)		4,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(519)
Capital gain distributions from underlying funds	46,685
Total net realized gain (loss)		46,166
Change in net unrealized appreciation (depreciation) on underlying funds		(32,964)
Net gain (loss)		13,202
Net increase (decrease) in net assets resulting from operations		$ 18,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,943	$ 5,937
Net realized gain (loss)	46,166	21,810
Change in net unrealized appreciation (depreciation)	(32,964)	32,693
Net increase (decrease) in net assets resulting from operations	18,145	60,440
Distributions to shareholders from net investment income	(730)	(5,812)
Distributions to shareholders from net realized gain	(14,901)	(9,310)
Total distributions	(15,631)	(15,122)
Share transactions - net increase (decrease)	181,896	668,401
Total increase (decrease) in net assets	184,410	713,719

Net Assets
Beginning of period	819,706	105,987
End of period (including undistributed net investment income of $4,837 and undistributed net investment income of $624, respectively)	$ 1,004,116	$ 819,706

Financial Highlights - Multi-Manager 2050

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.06
Net realized and unrealized gain (loss)	.18	1.43	.54
Total from investment operations	.25	1.59	.60
Distributions from net investment income	(.01)	(.15)	-
Distributions from net realized gain	(.21)	(.19)	-
Total distributions	(.22)	(.34)	-
Net asset value, end of period	$ 11.88	$ 11.85	$ 10.60
Total Return B, C	2.14%	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.10% A	1.38%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 791	$ 611	$ 106
Portfolio turnover rate E	10% A	21%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.26	.52
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.21)	(.15)
Total distributions	(.22)	(.23) H
Net asset value, end of period	$ 11.89	$ 11.85
Total Return B, C	2.22%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A	.11% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.10% A	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	10% A	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.24	.51
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	(.21)	(.15)
Total distributions	(.21)	(.23)
Net asset value, end of period	$ 11.87	$ 11.84
Total Return B, C	2.08%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A	.37% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.86% A	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	10% A	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Strategic Advisers Core Multi-Manager Fund Class F	19.5	18.7
Strategic Advisers Growth Multi-Manager Fund Class F	16.3	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.5	9.4
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.0
	65.8	63.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.6	5.5
Strategic Advisers International Multi-Manager Fund Class F	20.0	21.2
	26.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.0*
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	2.2
Strategic Advisers Income Opportunities Fund of Funds Class F	4.4	6.5
	6.6	9.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.4	0.0
	1.0	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds**	63.5%
International Equity Funds	26.7%
Bond Funds	9.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,052	$ 7,870
Strategic Advisers Core Multi-Manager Fund Class F (c)	12,351	159,818
Strategic Advisers Growth Multi-Manager Fund Class F (c)	9,654	132,932
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,147	77,886
Strategic Advisers Value Multi-Manager Fund Class F (c)	11,018	159,315
TOTAL DOMESTIC EQUITY FUNDS (Cost $541,274)		537,821
International Equity Funds - 26.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,212	53,787
Strategic Advisers International Multi-Manager Fund Class F (c)	13,296	163,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,921)		217,199
Bond Funds - 6.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	545	5,577
Fidelity Series Floating Rate High Income Fund Class F (c)	403	4,162
Fidelity Series Real Estate Income Fund Class F (c)	350	3,864

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	420	$ 4,158
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,430	36,219
TOTAL BOND FUNDS (Cost $54,282)		53,980
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	4,910	4,910
Fidelity Short-Term Bond Fund Class F (c)	375	3,220
TOTAL SHORT-TERM FUNDS (Cost $8,134)		8,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $821,611)		817,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65)
NET ASSETS - 100%		$ 817,065
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 4,910	$ -	$ -	$ 4,910
Fidelity Series Commodity Strategy Fund Class F	6,096	2,762	32	-	7,870
Fidelity Series Emerging Markets Debt Fund Class F	4,157	1,459	19	141	5,577
Fidelity Series Floating Rate High Income Fund Class F	80	4,110	-	23	4,162
Fidelity Series Real Estate Income Fund Class F	1,947	2,043	14	81	3,864
Fidelity Short-Term Bond Fund Class F	-	3,224	-	-	3,220
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	9,954	18,514	188	4,158
Strategic Advisers Core Multi-Manager Fund Class F	105,691	63,563	550	584	159,818
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	22,498	93	53	53,787
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	50,874	458	303	132,932
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	8,795	8,411	1,104	36,219
Strategic Advisers International Multi-Manager Fund Class F	119,926	49,350	630	1,035	163,412
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	28,823	275	-	77,886
Strategic Advisers Value Multi-Manager Fund Class F	107,644	54,512	550	545	159,315
Total	$ 566,302	$ 306,877	$ 29,546	$ 4,057	$ 817,130
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $821,611) - See accompanying schedule		$ 817,130
Receivable for fund shares sold		3,795
Receivable from investment adviser for expense reductions		92
Total assets		821,017

Liabilities
Payable for investments purchased	$ 3,794
Transfer agent fees payable	135
Distribution and service plan fees payable	23
Total liabilities		3,952

Net Assets		$ 817,065
Net Assets consist of:
Paid in capital		$ 784,801
Undistributed net investment income		3,478
Accumulated undistributed net realized gain (loss) on investments		33,267
Net unrealized appreciation (depreciation) on investments		(4,481)
Net Assets		$ 817,065

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($603,657 ÷ 50,327 shares)		$ 11.99

Class L: Net Asset Value, offering price and redemption price per share ($106,813 ÷ 8,905 shares)		$ 11.99

Class N: Net Asset Value, offering price and redemption price per share ($106,595 ÷ 8,898 shares)		$ 11.98

Statement of Operations

Six months ended September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,057

Expenses
Transfer agent fees	$ 759
Distribution and service plan fees	134
Independent trustees' compensation	1
Total expenses before reductions	894
Expense reductions	(414)	480
Net investment income (loss)		3,577
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(87)
Capital gain distributions from underlying funds	34,474
Total net realized gain (loss)		34,387
Change in net unrealized appreciation (depreciation) on underlying funds		(26,416)
Net gain (loss)		7,971
Net increase (decrease) in net assets resulting from operations		$ 11,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,577	$ 3,616
Net realized gain (loss)	34,387	14,658
Change in net unrealized appreciation (depreciation)	(26,416)	16,767
Net increase (decrease) in net assets resulting from operations	11,548	35,041
Distributions to shareholders from net investment income	(505)	(3,743)
Distributions to shareholders from net realized gain	(10,247)	(6,027)
Total distributions	(10,752)	(9,770)
Share transactions - net increase (decrease)	250,037	434,764
Total increase (decrease) in net assets	250,833	460,035

Net Assets
Beginning of period	566,232	106,197
End of period (including undistributed net investment income of $3,478 and undistributed net investment income of $406, respectively)	$ 817,065	$ 566,232

Financial Highlights - Multi-Manager 2055

	Six months ended September 30, 2014	Years ended March 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.06
Net realized and unrealized gain (loss)	.19	1.50	.56
Total from investment operations	.25	1.65	.62
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	(.20)	(.18)	-
Total distributions	(.21)	(.32)	-
Net asset value, end of period	$ 11.99	$ 11.95	$ 10.62
Total Return B, C	2.13%	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.26% A	.24%	.21% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	1.07% A	1.34%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 604	$ 357	$ 106
Portfolio turnover rate E	8% A	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.06	.07
Net realized and unrealized gain (loss)	.19	.46
Total from investment operations	.25	.53
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.20)	(.14)
Total distributions	(.21)	(.22)
Net asset value, end of period	$ 11.99	$ 11.95
Total Return B, C	2.13%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.13% A	.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.07% A	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 105
Portfolio turnover rate E	8% A	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may no be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

	Six months ended September 30, 2014	Year ended March 31,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.19	.45
Total from investment operations	.24	.51
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	(.20)	(.14)
Total distributions	(.20)	(.21) I
Net asset value, end of period	$ 11.98	$ 11.94
Total Return B, C	2.07%	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A	.38% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.82% A	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	8% A	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2014
% of fund's net assets
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.6
Strategic Advisers Growth Multi-Manager Fund Class F	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.5
66.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5
Strategic Advisers International Multi-Manager Fund Class F	20.3
26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5
Fidelity Series Real Estate Income Fund Class F	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	4.3
6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4
Fidelity Short-Term Bond Fund Class F	0.3
0.7
Net Other Assets (Liabilities)*	0.0
100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	388	$ 2,903
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,561	59,020
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,576	49,245
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,304	29,194
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,076	58,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $195,921)		199,299
International Equity Funds - 26.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,891	19,518
Strategic Advisers International Multi-Manager Fund Class F (c)	4,982	61,235
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $82,536)		80,753
Bond Funds - 6.4%

Fidelity Series Emerging Markets Debt Fund Class F (c)	174	1,784
Fidelity Series Floating Rate High Income Fund Class F (c)	147	1,519
Fidelity Series Real Estate Income Fund Class F (c)	129	1,426

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	154	$ 1,524
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,238	13,076
TOTAL BOND FUNDS (Cost $19,646)		19,329
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	1,334	1,334
Fidelity Short-Term Bond Fund Class F (c)	89	761
TOTAL SHORT-TERM FUNDS (Cost $2,095)		2,095
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $300,198)		301,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58)
NET ASSETS - 100%		$ 301,418
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 1,334	$ -	$ -	$ 1,334
Fidelity Series Commodity Strategy Fund Class F	-	3,114	-	-	2,903
Fidelity Series Emerging Markets Debt Fund Class F	-	2,262	440	16	1,784
Fidelity Series Floating Rate High Income Fund Class F	-	1,555	26	8	1,519
Fidelity Series Real Estate Income Fund Class F	-	1,480	-	53	1,426
Fidelity Short-Term Bond Fund Class F	-	761	-	-	761
Strategic Advisers Core Income Multi-Manager Fund Class F	-	8,860	7,354	14	1,524
Strategic Advisers Core Multi-Manager Fund Class F	-	58,029	367	-	59,020
Strategic Advisers Emerging Markets Fund of Funds Class F	-	20,484	32	-	19,518
Strategic Advisers Growth Multi-Manager Fund Class F	-	48,190	146	-	49,245
Strategic Advisers Income Opportunities Fund of Funds Class F	-	15,000	1,712	123	13,076
Strategic Advisers International Multi-Manager Fund Class F	-	62,910	829	-	61,235
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	-	29,582	216	-	29,194
Strategic Advisers Value Multi-Manager Fund Class F	-	58,000	277	-	58,937
Total	$ -	$ 311,561	$ 11,399	$ 214	$ 301,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $300,198) - See accompanying schedule		$ 301,476

Liabilities
Transfer agent fees payable	$ 36
Distribution and service plan fees payable	22
Total liabilities		58

Net Assets		$ 301,418
Net Assets consist of:
Paid in capital		$ 300,000
Undistributed net investment income		130
Accumulated undistributed net realized gain (loss) on investments		10
Net unrealized appreciation (depreciation) on investments		1,278
Net Assets		$ 301,418

Multi-Manager 2060: Net Asset Value, offering price and redemption price per share ($100,485 ÷ 10,000 shares)		$ 10.05

Class L: Net Asset Value, offering price and redemption price per share ($100,486 ÷ 10,000 shares)		$ 10.05

Class N: Net Asset Value, offering price and redemption price per share ($100,447 ÷ 10,000 shares)		$ 10.04

Statement of Operations

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 214

Expenses
Transfer agent fees	$ 44
Distribution and service plan fees	40
Total expenses		84
Net investment income (loss)		130
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		10
Change in net unrealized appreciation (depreciation) on underlying funds		1,278
Net gain (loss)		1,288
Net increase (decrease) in net assets resulting from operations		$ 1,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Strategic Advisers Multi-Manager 2060 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to September 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130
Net realized gain (loss)	10
Change in net unrealized appreciation (depreciation)	1,278
Net increase (decrease) in net assets resulting from operations	1,418
Share transactions - net increase (decrease)	300,000
Total increase (decrease) in net assets	301,418

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $130)	$ 301,418

Financial Highlights - Multi-Manager 2060

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$ 10.05
Total ReturnB	.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.10%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$ 10.05
Total ReturnB	.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.09%A
Expenses net of fee waivers, if any	.09%A
Expenses net of all reductions	.09%A
Net investment income (loss)	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

Financial Highlights - Class N

Period ended September 30, 2014 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C,H	-
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$ 10.04
Total ReturnB	.40%
Ratios to Average Net Assets D, F
Expenses before reductions	.33%A
Expenses net of fee waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rateD	35% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to September 30, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Amount not annualized.

H Amount represents less than .01 per share

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund except for Strategic Advisers Multi-Manager 2060 Fund commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Strategic Advisers Multi-Manager Income Fund	$ 1,121,445	$ 8,779	$ (10,190)	$ (1,411)
Strategic Advisers Multi-Manager 2005 Fund	323,991	6,022	(5,047)	975
Strategic Advisers Multi-Manager 2010 Fund	666,260	10,723	(9,105)	1,618
Strategic Advisers Multi-Manager 2015 Fund	1,592,357	18,149	(21,788)	(3,639)
Strategic Advisers Multi-Manager 2020 Fund	2,447,454	36,313	(32,537)	3,776
Strategic Advisers Multi-Manager 2025 Fund	559,035	17,418	(8,520)	8,898
Strategic Advisers Multi-Manager 2030 Fund	1,322,659	16,106	(32,015)	(15,909)
Strategic Advisers Multi-Manager 2035 Fund	898,158	19,560	(20,626)	(1,066)
Strategic Advisers Multi-Manager 2040 Fund	605,696	15,172	(12,385)	2,787
Strategic Advisers Multi-Manager 2045 Fund	734,952	15,509	(17,168)	(1,659)
Strategic Advisers Multi-Manager 2050 Fund	1,000,292	23,326	(19,413)	3,913
Strategic Advisers Multi-Manager 2055 Fund	822,064	15,377	(20,311)	(4,934)
Strategic Advisers Multi-Manager 2060 Fund	300,198	3,766	(2,488)	1,278

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to March 31, 2014, and ordinary losses recognized during the period November 1, 2013 to March 31, 2014. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager 2005 Fund	$ (313)
Strategic Advisers Multi-Manager 2010 Fund	(1,003)
Strategic Advisers Multi-Manager 2030 Fund	(579)
Strategic Advisers Multi-Manager 2045 Fund	(240)
Strategic Advisers Multi-Manager 2050 Fund	(1,400)
Strategic Advisers Multi-Manager 2055 Fund	(744)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	253,749	29,779
Strategic Advisers Multi-Manager 2005 Fund	26,059	16,141
Strategic Advisers Multi-Manager 2010 Fund	231,581	35,453
Strategic Advisers Multi-Manager 2015 Fund	797,999	41,779
Strategic Advisers Multi-Manager 2020 Fund	932,112	157,508
Strategic Advisers Multi-Manager 2025 Fund	135,054	106,982
Strategic Advisers Multi-Manager 2030 Fund	420,896	84,989
Strategic Advisers Multi-Manager 2035 Fund	383,301	76,613
Strategic Advisers Multi-Manager 2040 Fund	198,248	86,764
Strategic Advisers Multi-Manager 2045 Fund	272,827	54,751
Strategic Advisers Multi-Manager 2050 Fund	262,813	44,930
Strategic Advisers Multi-Manager 2055 Fund	306,877	29,546
Strategic Advisers Multi-Manager 2060 Fund	311,561	11,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 129	$ 129
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 130	$ 130
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 131	$ 131
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 132	$ 132
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 132	$ 132
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 40	$ 40

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Average Net Assets*
Multi-Manager Income	$ 185.05
Class L	31.06
Class N	31.06
	$ 247
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$ 30.05
Class L	54.10
Class N	54.10
	$ 138

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2010 Fund	Amount	% of Average Net Assets*
Multi-Manager 2010	$ 110.05
Class L	41.08
Class N	40.08
	$ 191
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$ 368.09
Class L	53.10
Class N	53.10
	$ 474
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$ 779.09
Class L	47.09
Class N	47.09
	$ 873
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$ 221.12
Class L	63.12
Class N	63.12
	$ 347
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$ 518.11
Class L	58.11
Class N	58.11
	$ 634
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$ 485.18
Class L	66.12
Class N	66.12
	$ 617
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$ 382.22
Class L	71.13
Class N	71.13
	$ 524
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$ 545.26
Class L	69.13
Class N	69.13
	$ 683
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$ 691.20
Class L	62.12
Class N	61.11
	$ 814
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$ 624.26
Class L	68.13
Class N	67.13
	$ 759
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$ 16.10
Class L	14.09
Class N	14.09
	$ 44

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.10%	$ -
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	43
Class L	.10%	9
Class N	.35%	9
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	60
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	220
Class L	.10%	13
Class N	.35%	13
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	209
Class L	.10%	17
Class N	.35%	17
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	334
Class L	.10%	15
Class N	.35%	15
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	340
Class L	.10%	9
Class N	.35%	9
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	386
Class L	.10%	14
Class N	.35%	14

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 5,722	$ 2,160
Class L	807	433
Class N	677	374
Total	$ 7,206	$ 2,967
From net realized gain
Multi-Manager Income	$ 2,187	$ 1,430
Class L	318	579
Class N	317	579
Total	$ 2,822	$ 2,588

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 344	$ 1,066
Class L	309	542
Class N	241	523
Total	$ 894	$ 2,131
From net realized gain
Multi-Manager 2005	$ 1,054	$ 1,505
Class L	945	837
Class N	945	837
Total	$ 2,944	$ 3,179
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 947	$ 1,809
Class L	208	634
Class N	142	615
Total	$ 1,297	$ 3,058
From net realized gain
Multi-Manager 2010	$ 3,375	$ 2,681
Class L	777	1,007
Class N	777	1,007
Total	$ 4,929	$ 4,695
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 1,615	$ 3,177
Class L	226	650
Class N	170	631
Total	$ 2,011	$ 4,458
From net realized gain
Multi-Manager 2015	$ 6,395	$ 3,958
Class L	933	808
Class N	932	808
Total	$ 8,260	$ 5,574
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 3,236	$ 6,526
Class L	214	707
Class N	149	689
Total	$ 3,599	$ 7,922
From net realized gain
Multi-Manager 2020	$ 13,084	$ 7,406
Class L	867	799
Class N	867	799
Total	$ 14,818	$ 9,004
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 716	$ 2,839
Class L	201	808
Class N	137	790
Total	$ 1,054	$ 4,437
From net realized gain
Multi-Manager 2025	$ 5,539	$ 3,545
Class L	1,628	1,059
Class N	1,627	1,059
Total	$ 8,794	$ 5,663

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 988	$ 5,560
Class L	118	713
Class N	54	695
Total	$ 1,160	$ 6,968
From net realized gain
Multi-Manager 2030	$ 14,964	$ 7,485
Class L	1,921	998
Class N	1,921	998
Total	$ 18,806	$ 9,481
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 296	$ 3,222
Class L	71	793
Class N	-	776
Total	$ 367	$ 4,791
From net realized gain
Multi-Manager 2035	$ 7,141	$ 4,528
Class L	1,716	1,229
Class N	1,716	1,229
Total	$ 10,573	$ 6,986
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 363	$ 2,299
Class L	106	766
Class N	44	748
Total	$ 513	$ 3,813
From net realized gain
Multi-Manager 2040	$ 5,254	$ 2,927
Class L	1,666	1,097
Class N	1,666	1,097
Total	$ 8,586	$ 5,121
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 273	$ 2,227
Class L	71	754
Class N	9	737
Total	$ 353	$ 3,718
From net realized gain
Multi-Manager 2045	$ 5,585	$ 3,098
Class L	1,626	1,213
Class N	1,625	1,213
Total	$ 8,836	$ 5,524
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 598	$ 4,341
Class L	97	744
Class N	35	727
Total	$ 730	$ 5,812
From net realized gain
Multi-Manager 2050	$ 11,249	$ 6,802
Class L	1,826	1,254
Class N	1,826	1,254
Total	$ 14,901	$ 9,310

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2014	Year ended March 31, 2014 A
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 374	$ 2,420
Class L	96	670
Class N	35	653
Total	$ 505	$ 3,743
From net realized gain
Multi-Manager 2055	$ 6,765	$ 3,673
Class L	1,741	1,177
Class N	1,741	1,177
Total	$ 10,247	$ 6,027

A Distributions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	20,060	62,860	$ 209,202	$ 639,651
Reinvestment of distributions	765	353	7,909	3,590
Shares redeemed	(521)	(5,090)	(5,436)	(51,765)
Net increase (decrease)	20,304	58,123	$ 211,675	$ 591,476
Class L
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	109	99	1,125	1,012
Net increase (decrease)	109	9,913	$ 1,125	$ 101,012
Class N
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	96	94	994	953
Net increase (decrease)	96	9,908	$ 994	$ 100,953
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	6	534	$ 67	$ 5,592
Reinvestment of distributions	132	247	1,398	2,571
Shares redeemed	-	(25)	-	(252)
Net increase (decrease)	138	756	$ 1,465	$ 7,911
Class L
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	119	132	1,254	1,379
Net increase (decrease)	119	9,647	$ 1,254	$ 101,379
Class N
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	112	130	1,186	1,360
Net increase (decrease)	112	9,645	$ 1,186	$ 101,360

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	15,940	15,084	$ 173,130	$ 157,795
Reinvestment of distributions	400	422	4,322	4,490
Shares redeemed	-	(19)	-	(192)
Net increase (decrease)	16,340	15,487	$ 177,452	$ 162,093
Class L
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	91	153	985	1,641
Net increase (decrease)	91	9,473	$ 985	$ 101,641
Class N
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	85	151	919	1,622
Net increase (decrease)	85	9,471	$ 919	$ 101,622
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	64,783	55,438	$ 719,087	$ 586,481
Reinvestment of distributions	737	665	8,010	7,135
Shares redeemed	(427)	(6,495)	(5,010)	(70,291)
Net increase (decrease)	65,093	49,608	$ 722,087	$ 523,325
Class L
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	106	135	1,159	1,458
Net increase (decrease)	106	9,420	$ 1,159	$ 101,458
Class N
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	101	133	1,102	1,439
Net increase (decrease)	101	9,418	$ 1,102	$ 101,439
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	66,956	150,586	$ 753,539	$ 1,605,177
Reinvestment of distributions	1,481	1,278	16,320	13,932
Shares redeemed	(6,094)	(24,535)	(67,578)	(265,890)
Net increase (decrease)	62,343	127,329	$ 702,281	$ 1,353,219
Class L
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	98	138	1,081	1,506
Net increase (decrease)	98	9,321	$ 1,081	$ 101,506
Class N
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	92	136	1,016	1,488
Net increase (decrease)	92	9,319	$ 1,016	$ 101,488
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	8,460	37,376	$ 96,234	$ 404,169
Reinvestment of distributions	559	577	6,255	6,384
Shares redeemed	(8,362)	(17,427)	(96,127)	(193,091)
Net increase (decrease)	657	20,526	$ 6,362	$ 217,462
Class L
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	163	167	1,829	1,867
Net increase (decrease)	163	9,144	$ 1,829	$ 101,867
Class N
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	158	165	1,764	1,849
Net increase (decrease)	158	9,142	$ 1,764	$ 101,849

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	29,131	77,385	$ 340,043	$ 864,044
Reinvestment of distributions	1,414	1,158	15,952	13,045
Shares redeemed	(5,344)	(18,965)	(62,188)	(212,738)
Net increase (decrease)	25,201	59,578	$ 293,807	$ 664,351
Class L
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	181	151	2,039	1,711
Net increase (decrease)	181	9,064	$ 2,039	$ 101,711
Class N
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	175	149	1,975	1,693
Net increase (decrease)	175	9,062	$ 1,975	$ 101,693
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	26,645	23,550	$ 318,736	$ 261,958
Reinvestment of distributions	644	677	7,437	7,750
Shares redeemed	(4,461)	(1,152)	(53,618)	(12,872)
Net increase (decrease)	22,828	23,075	$ 272,555	$ 256,836
Class L
Shares sold	-	8,718	$ -	$ 100,000
Reinvestment of distributions	155	175	1,787	2,022
Net increase (decrease)	155	8,893	$ 1,787	$ 102,022
Class N
Shares sold	-	8,719	$ -	$ 100,000
Reinvestment of distributions	149	173	1,716	2,005
Net increase (decrease)	149	8,892	$ 1,716	$ 102,005
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	12,695	22,479	$ 151,762	$ 250,853
Reinvestment of distributions	485	457	5,617	5,226
Shares redeemed	(5,862)	(6,930)	(70,131)	(75,204)
Net increase (decrease)	7,318	16,006	$ 87,248	$ 180,875
Class L
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	153	161	1,772	1,863
Net increase (decrease)	153	8,864	$ 1,772	$ 101,863
Class N
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	148	159	1,710	1,845
Net increase (decrease)	148	8,862	$ 1,710	$ 101,845
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	18,099	20,542	$ 217,071	$ 233,527
Reinvestment of distributions	504	464	5,858	5,325
Shares redeemed	(2,857)	(3,066)	(34,744)	(34,593)
Net increase (decrease)	15,746	17,940	$ 188,185	$ 204,259
Class L
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	146	169	1,697	1,967
Net increase (decrease)	146	8,835	$ 1,697	$ 101,967
Class N
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	141	168	1,634	1,950
Net increase (decrease)	141	8,834	$ 1,634	$ 101,950

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2014	Year ended March 31, 2014 B	Six months ended September 30, 2014	Year ended March 31, 2014 B
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	15,944	41,377	$ 190,384	$ 462,486
Reinvestment of distributions	1,020	963	11,847	11,143
Shares redeemed	(1,984)	(788)	(24,119)	(9,207)
Net increase (decrease)	14,980	41,552	$ 178,112	$ 464,422
Class L
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	165	171	1,923	1,998
Net increase (decrease)	165	8,822	$ 1,923	$ 101,998
Class N
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	160	170	1,861	1,981
Net increase (decrease)	160	8,821	$ 1,861	$ 101,981
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	20,259	19,542	$ 244,748	$ 226,815
Reinvestment of distributions	609	525	7,139	6,093
Shares redeemed	(445)	(163)	(5,463)	(1,821)
Net increase (decrease)	20,423	19,904	$ 246,424	$ 231,087
Class L
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	157	157	1,837	1,847
Net increase (decrease)	157	8,748	$ 1,837	$ 101,847
Class N
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	151	156	1,776	1,830
Net increase (decrease)	151	8,747	$ 1,776	$ 101,830
Strategic Advisers Multi-Manager 2060 FundA
Multi-Manager 2060
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -
Class L
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -
Class N
Shares sold	10,000	-	$ 100,000	$ -
Net increase (decrease)	10,000	-	$ 100,000	$ -

A For the period August 5, 2014 (commencement of operations) to September 30, 2014.

B Share transactions for Class L and Class N for all funds except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Other - continued

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the total outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	28%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	48%
Strategic Advisers Multi-Manager 2015 Fund	20%
Strategic Advisers Multi-Manager 2025 Fund	58%
Strategic Advisers Multi-Manager 2030 Fund	26%
Strategic Advisers Multi-Manager 2035 Fund	38%
Strategic Advisers Multi-Manager 2040 Fund	55%
Strategic Advisers Multi-Manager 2045 Fund	46%
Strategic Advisers Multi-Manager 2050 Fund	34%
Strategic Advisers Multi-Manager 2055 Fund	41%
Strategic Advisers Multi-Manager 2060 Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Multi-Manager 2060 Fund

On May 15, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Strategic Advisers, and also considered the fund's investment objective, strategies, and relevant investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity affiliates under the Advisory Contract and administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio (excluding the fees and expenses of underlying funds) for each class of the fund in reviewing the Advisory Contract and also considered that the fund will bear indirectly the expenses of the underlying Fidelity funds in which it invests. The Board noted that the fund would not pay a management fee for investment advisory services. In its review of the fund's projected total expense ratio, the Board considered that each class of the fund pays transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of the fund, with limited exceptions. The Board also considered that the projected total expense ratio of Class N of the fund is above median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that Strategic Advisers has contractually agreed to reimburse each class of the fund until May 31, 2016, to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

Based on its review, the Board concluded that the projected total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

Economies of Scale. The Board concluded that because the fund does not pay a management fee and FMR pays all other expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund, but may be realized by the other Fidelity funds in which the fund invests.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Strategic Advisers Multi-Manager Target Date Funds (other than Strategic Advisers Multi-Manager 2060 Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG % is in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2005 Fund

Strategic Advisers Multi-Manager 2010 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2015 Fund

Strategic Advisers Multi-Manager 2020 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2025 Fund

Strategic Advisers Multi-Manager 2030 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2035 Fund

Strategic Advisers Multi-Manager 2040 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Strategic Advisers Multi-Manager 2045 Fund

Strategic Advisers Multi-Manager 2050 Fund

Semiannual Report

Strategic Advisers Multi-Manager 2055 Fund

Strategic Advisers Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below its competitive median for 2013 or the applicable period, respectively, and the total expense ratio of Class N of each fund ranked above its competitive median for the applicable period. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class N was above the competitive median primarily because of higher 12b-1 fees on Class N as compared to most competitor funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board further considered that Strategic Advisers contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class N of each fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

2060

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-USAN-1114
1.954276.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Boylston Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2014